UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

 4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 100.1%

Aerospace/Defense – 0.5%
Aerovironment, Inc.*(a)	237	$26,584

Airlines – 1.1%
SkyWest, Inc.	1,046	61,609

Apparel – 0.5%
Deckers Outdoor Corp.*	215	25,495

Auto Manufacturers – 0.3%
Wabash National Corp.	955	17,410

Auto Parts & Equipment – 0.3%
Spartan Motors, Inc.	1,155	17,036

Banks – 3.9%
Blue Hills Bancorp, Inc.	821	19,786
Community Trust Bancorp, Inc.	436	20,209
Eagle Bancorp, Inc.*	549	27,779
First BanCorp (Puerto Rico)*	2,319	21,103
First Bancorp/Southern Pines NC	523	21,187
First Commonwealth Financial Corp.	1,273	20,546
First Mid-Illinois Bancshares, Inc.	426	17,181
National Bank Holdings Corp., Class A	477	17,959
OFG Bancorp (Puerto Rico)	1,274	20,575
TriState Capital Holdings, Inc.*(a)	1,094	30,194
Total Banks		216,519

Beverages – 0.3%
Boston Beer Co., Inc. (The), Class A*(a)	59	16,963

Biotechnology – 0.8%
Acorda Therapeutics, Inc.*(a)	710	13,952
Myriad Genetics, Inc.*(a)	658	30,268
Total Biotechnology		44,220

Building Materials – 0.9%
Gibraltar Industries, Inc.*(a)	587	26,767
PGT Innovations, Inc.*	1,060	22,896
Total Building Materials		49,663

Chemicals – 1.2%
Balchem Corp.	189	21,185
Innospec, Inc.	221	16,962
Koppers Holdings, Inc.*	364	11,338
Rogers Corp.*(a)	105	15,469
Total Chemicals		64,954

Commercial Services – 7.7%
Adtalem Global Education, Inc.*(a)	280	13,496
American Public Education, Inc.*	467	15,434
Barrett Business Services, Inc.	210	14,024
Cardtronics PLC, Class A*	549	17,370
Care.com, Inc.*	914	20,209
Career Education Corp.*	1,294	19,320
CRA International, Inc.	383	19,234
EVERTEC, Inc. (Puerto Rico)	850	20,485
FTI Consulting, Inc.*	266	19,469
Green Dot Corp., Class A*	496	44,055
Heidrick & Struggles International, Inc.	472	15,977
HMS Holdings Corp.*	869	28,512
Insperity, Inc.	776	91,529
Kelly Services, Inc., Class A	636	15,283
Medifast, Inc.	95	21,047
Paylocity Holding Corp.*	441	35,421
Textainer Group Holdings Ltd.*(a)	1,014	12,979
Total Commercial Services		423,844

Computers – 2.9%
3D Systems Corp.*(a)	972	18,371
Carbonite, Inc.*(a)	1,071	38,181
CyberArk Software Ltd. (Israel)*	286	22,834
Insight Enterprises, Inc.*	451	24,395
Qualys, Inc.*	351	31,274
Unisys Corp.*(a)	1,302	26,561
Total Computers		161,616

Cosmetics / Personal Care – 0.4%
Inter Parfums, Inc.	358	23,073

Distribution / Wholesale – 1.0%
Fossil Group, Inc.*	798	18,578
G-III Apparel Group Ltd.*(a)	443	21,348
Triton International Ltd. (Bermuda)	489	16,269
Total Distribution / Wholesale		56,195

Diversified Financial Services – 2.4%
Blucora, Inc.*	690	27,772
Ellie Mae, Inc.*(a)	205	19,428
Encore Capital Group, Inc.*	435	15,595
Navient Corp.	1,518	20,463
On Deck Capital, Inc.*	2,399	18,160
Stifel Financial Corp.	381	19,530
WageWorks, Inc.*	318	13,595
Total Diversified Financial Services		134,543

Electric – 0.7%
Ameresco, Inc., Class A*	1,622	22,140
PNM Resources, Inc.	475	18,739
Total Electric		40,879

Electrical Components & Equipment – 0.7%
Encore Wire Corp.	355	17,786
Energizer Holdings, Inc.(a)	380	22,287
Total Electrical Components & Equipment		40,073

Electronics – 3.7%
Alarm.com Holdings, Inc.*(a)	507	29,102
AVX Corp.	1,028	18,555
Control4 Corp.*	1,100	37,763
FARO Technologies, Inc.*	323	20,785
GoPro, Inc., Class A*(a)	3,179	22,889
KEMET Corp.*	1,070	19,848
TTM Technologies, Inc.*(a)	1,137	18,090
Vishay Intertechnology, Inc.	872	17,745
Vishay Precision Group, Inc.*	464	17,354
Total Electronics		202,131

Energy - Alternate Sources – 0.7%
Sunrun, Inc.*	2,971	36,959

Engineering & Construction – 0.5%
Exponent, Inc.	560	30,016

Entertainment – 1.5%
Marriott Vacations Worldwide Corp.	280	31,290
Monarch Casino & Resort, Inc.*	550	24,998

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Entertainment (continued)
Penn National Gaming, Inc.*(a)	733	$24,130
Total Entertainment		80,418

Environmental Control – 0.3%
Heritage-Crystal Clean, Inc.*	887	18,938

Food – 1.2%
Fresh Del Monte Produce, Inc.	390	13,217
Sanderson Farms, Inc.	178	18,400
Sprouts Farmers Market, Inc.*(a)	803	22,010
United Natural Foods, Inc.*(a)	461	13,807
Total Food		67,434

Forest Products & Paper – 0.5%
Resolute Forest Products, Inc.*	1,943	25,162

Gas – 0.4%
New Jersey Resources Corp.(a)	423	19,500

Hand / Machine Tools – 0.4%
Kennametal, Inc.(a)	496	21,606

Healthcare - Products – 3.9%
Avanos Medical, Inc.*(a)	292	20,002
CONMED Corp.	310	24,558
LeMaitre Vascular, Inc.(a)	825	31,960
Merit Medical Systems, Inc.*(a)	846	51,987
OraSure Technologies, Inc.*	1,233	19,050
Surmodics, Inc.*	283	21,126
Tactile Systems Technology, Inc.*(a)	662	47,035
Total Healthcare - Products		215,718

Healthcare - Services – 1.7%
Amedisys, Inc.*	325	40,612
LHC Group, Inc.*	322	33,163
Tivity Health, Inc.*(a)	582	18,711
Total Healthcare - Services		92,486

Home Builders – 0.3%
Beazer Homes USA, Inc.*(a)	1,582	16,611

Household Products / Wares – 0.5%
Central Garden & Pet Co.*(a)	706	25,444

Insurance – 2.7%
CNO Financial Group, Inc.	897	19,034
eHealth, Inc.*(a)	878	24,812
FGL Holdings*(a)	2,073	18,553
Health Insurance Innovations, Inc., Class A*	569	35,079
Kemper Corp.	328	26,388
NMI Holdings, Inc., Class A*(a)	1,069	24,213
Total Insurance		148,079

Internet – 4.3%
21Vianet Group, Inc. (China)*(b)	2,304	23,270
Bandwidth, Inc., Class A*	615	32,945
Boingo Wireless, Inc.*	643	22,441
FireEye, Inc.*(a)	1,152	19,584
HealthStream, Inc.	665	20,622
Perficient, Inc.*	859	22,892
Shutterfly, Inc.*(a)	236	15,550
Stitch Fix, Inc., Class A*(a)	571	24,993
XO Group, Inc.*	877	30,239
Yelp, Inc.*(a)	465	22,878
Total Internet		235,414

Iron/Steel – 0.8%
Allegheny Technologies, Inc.*(a)	782	23,108
Schnitzer Steel Industries, Inc., Class A(a)	746	20,179
Total Iron/Steel		43,287

Leisure Time – 1.3%
Callaway Golf Co.(a)	1,116	27,107
Fox Factory Holding Corp.*(a)	616	43,151
Total Leisure Time		70,258

Lodging – 0.6%
Bluegreen Vacations Corp.	920	16,459
Marcus Corp. (The)	428	17,997
Total Lodging		34,456

Machinery - Diversified – 1.0%
Alamo Group, Inc.	221	20,246
Chart Industries, Inc.*(a)	458	35,875
Total Machinery - Diversified		56,121

Media – 0.3%
Gannett Co., Inc.(a)	1,658	16,597

Mining – 0.4%
Materion Corp.	343	20,752

Miscellaneous Manufacturing – 3.0%
Axon Enterprise, Inc.*(a)	304	20,803
ESCO Technologies, Inc.	335	22,797
Federal Signal Corp.	758	20,299
Harsco Corp.*	1,311	37,429
John Bean Technologies Corp.(a)	351	41,874
Myers Industries, Inc.	983	22,855
Total Miscellaneous Manufacturing		166,057

Office Furnishings – 0.3%
Interface, Inc.	800	18,680

Oil & Gas – 4.0%
CNX Resources Corp.*	1,257	17,988
Denbury Resources, Inc.*(a)	10,307	63,903
Oasis Petroleum, Inc.*(a)	1,818	25,779
Ocean Rig UDW, Inc., Class A (Angola)*	773	26,761
PDC Energy, Inc.*(a)	266	13,023
Penn Virginia Corp.*(a)	305	24,565
QEP Resources, Inc.*	2,103	23,806
SM Energy Co.	705	22,229
Total Oil & Gas		218,054

Oil & Gas Services – 2.4%
Archrock, Inc.	2,241	27,340
Helix Energy Solutions Group, Inc.*	2,250	22,230
McDermott International, Inc.*(a)	889	16,384
NOW, Inc.*(a)	1,261	20,870
SEACOR Holdings, Inc.*(a)	348	17,195
TETRA Technologies, Inc.*(a)	4,061	18,315
U.S. Silica Holdings, Inc.(a)	372	7,005
Total Oil & Gas Services		129,339

Packaging & Containers – 0.4%
Greif, Inc., Class A	388	20,820

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals – 1.5%
Enanta Pharmaceuticals, Inc.*(a)	419	$35,808
Pacira Pharmaceuticals, Inc.*	459	22,560
Phibro Animal Health Corp., Class A	506	21,707
Total Pharmaceuticals		80,075

Real Estate – 1.0%
HFF, Inc., Class A	410	17,417
LCI Industries(a)	210	17,388
McGrath RentCorp	367	19,991
Total Real Estate		54,796

REITS – 7.6%
Acadia Realty Trust	603	16,902
AG Mortgage Investment Trust, Inc.	925	16,817
Agree Realty Corp.	399	21,195
Armada Hoffler Properties, Inc.	1,281	19,356
Brandywine Realty Trust	1,154	18,141
City Office REIT, Inc.	1,588	20,041
EastGroup Properties, Inc.	210	20,080
First Industrial Realty Trust, Inc.	568	17,835
Four Corners Property Trust, Inc.	763	19,602
Independence Realty Trust, Inc.	2,006	21,123
InfraREIT, Inc.	883	18,675
iStar, Inc.(a)	1,283	14,331
Mack-Cali Realty Corp.	1,220	25,937
National Storage Affiliates Trust	789	20,072
NexPoint Residential Trust, Inc.	590	19,588
Paramount Group, Inc.	1,314	19,828
PotlatchDeltic Corp.	296	12,121
Rexford Industrial Realty, Inc.	540	17,258
STAG Industrial, Inc.	702	19,305
Summit Hotel Properties, Inc.(a)	1,503	20,336
Terreno Realty Corp.	544	20,509
Weingarten Realty Investors	661	19,671
Total REITS		418,723

Retail – 7.3%
Abercrombie & Fitch Co., Class A(a)	712	15,037
America’s Car-Mart, Inc.*	292	22,834
Barnes & Noble, Inc.(a)	3,497	20,283
BJ’s Restaurants, Inc.(a)	357	25,775
Cato Corp. (The), Class A	845	17,762
Conn’s, Inc.*	620	21,917
Dillard’s, Inc., Class A	238	18,169
El Pollo Loco Holdings, Inc.*(a)	2,046	25,677
Guess?, Inc.(a)	1,291	29,177
Movado Group, Inc.(a)	622	26,062
Noodles & Co.*	1,817	21,986
Regis Corp.*	1,060	21,656
Ruth’s Hospitality Group, Inc.	703	22,180
Shake Shack, Inc., Class A*	357	22,495
Tailored Brands, Inc.(a)	538	13,552
Vera Bradley, Inc.*	1,359	20,738
Wingstop, Inc.	475	32,428
Zumiez, Inc.*(a)	926	24,400
Total Retail		402,128

Savings & Loans – 0.9%
Flagstar Bancorp, Inc.*	539	16,962
Northfield Bancorp, Inc.(a)	938	14,933
OceanFirst Financial Corp.	740	20,143
Total Savings & Loans		52,038

Semiconductors – 3.2%
Brooks Automation, Inc.(a)	792	27,744
Cohu, Inc.	949	23,820
CTS Corp.	798	27,371
Diodes, Inc.*	605	20,141
Lattice Semiconductor Corp.*	2,725	21,800
Nanometrics, Inc.*	558	20,936
Photronics, Inc.*	2,172	21,394
Power Integrations, Inc.	247	15,610
Total Semiconductors		178,816

Software – 9.9%
ACI Worldwide, Inc.*	806	22,681
American Software, Inc., Class A	1,348	16,351
AppFolio, Inc., Class A*(a)	336	26,342
Apptio, Inc., Class A*(a)	793	29,309
Blackline, Inc.*(a)	395	22,306
CommVault Systems, Inc.*	317	22,190
Coupa Software, Inc.*	360	28,476
Ebix, Inc.(a)	458	36,251
Five9, Inc.*	649	28,355
Glu Mobile, Inc.*	4,701	35,022
Manhattan Associates, Inc.*	472	25,771
ManTech International Corp., Class A	345	21,839
MobileIron, Inc.*	4,298	22,779
Monotype Imaging Holdings, Inc.	931	18,806
Progress Software Corp.	482	17,010
Radware Ltd. (Israel)*	756	20,011
SailPoint Technologies Holding, Inc.*	807	27,454
Sapiens International Corp. NV (Israel)	1,827	24,135
SendGrid, Inc.*	648	23,840
SPS Commerce, Inc.*	232	23,024
Workiva, Inc.*	664	26,228
Zynga, Inc., Class A*	5,972	23,948
Total Software		542,128

Telecommunications – 3.0%
Acacia Communications, Inc.*	548	22,670
ATN International, Inc.	273	20,169
Comtech Telecommunications Corp.	1,014	36,778
InterDigital, Inc.	240	19,200
Quantenna Communications, Inc.*	1,244	22,952
Shenandoah Telecommunications Co.(a)	560	21,700
United States Cellular Corp.*	469	21,002
Total Telecommunications		164,471

Textiles – 0.3%
UniFirst Corp.	108	18,754

Transportation – 2.1%
Costamare, Inc. (Monaco)	2,873	18,646
Covenant Transportation Group, Inc., Class A*	674	19,586
Echo Global Logistics, Inc.*(a)	690	21,356
Genco Shipping & Trading Ltd.*	1,305	18,270
Marten Transport Ltd.	899	18,924

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
Werner Enterprises, Inc.	557	$19,690
Total Transportation		116,472

Trucking & Leasing – 0.6%
GATX Corp.(a)	189	16,365
Greenbrier Cos., Inc. (The)	237	14,244
Total Trucking & Leasing		30,609
Total Common Stocks
(Cost $4,370,430)		5,510,023

MONEY MARKET FUND – 0.5%
STIT - Government & Agency Portfolio, Institutional Class, 1.97%(c) (Cost $26,836)	26,836	26,836

REPURCHASE AGREEMENT – 3.9%(d)
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.27%, total to be received $213,872, (collateralized by various U.S. Government Agency Obligations, 2.32%-4.50%, 02/01/26-08/01/48, totaling $217,529)
(Cost $213,832)	$213,832	213,832

Total Investments – 104.5%
(Cost $4,611,098)		5,750,691
Liabilities in Excess of Other Assets – (4.5%)		(246,325)
Net Assets – 100.0%		$5,504,366

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,739,347; the aggregate market value of the collateral held by the fund is $1,776,544. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,562,712.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.5%
Airlines	1.1
Apparel	0.5
Auto Manufacturers	0.3
Auto Parts & Equipment	0.3
Banks	3.9
Beverages	0.3
Biotechnology	0.8
Building Materials	0.9
Chemicals	1.2
Commercial Services	7.7
Computers	2.9
Cosmetics / Personal Care	0.4
Distribution / Wholesale	1.0
Diversified Financial Services	2.4
Electric	0.7
Electrical Components & Equipment	0.7
Electronics	3.7
Energy - Alternate Sources	0.7
Engineering & Construction	0.5
Entertainment	1.5
Environmental Control	0.3
Food	1.2
Forest Products & Paper	0.5
Gas	0.4
Hand / Machine Tools	0.4
Healthcare - Products	3.9
Healthcare - Services	1.7
Home Builders	0.3
Household Products / Wares	0.5
Insurance	2.7
Internet	4.3
Iron/Steel	0.8
Leisure Time	1.3
Lodging	0.6
Machinery - Diversified	1.0
Media	0.3
Mining	0.4
Miscellaneous Manufacturing	3.0
Office Furnishings	0.3
Oil & Gas	4.0
Oil & Gas Services	2.4
Packaging & Containers	0.4
Pharmaceuticals	1.5
Real Estate	1.0
REITS	7.6
Retail	7.3
Savings & Loans	0.9
Semiconductors	3.2
Software	9.9
Telecommunications	3.0
Textiles	0.3
Transportation	2.1
Trucking & Leasing	0.6
Money Market Fund	0.5
Repurchase Agreement	3.9
Total Investments	104.5
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%

Aerospace/Defense – 2.9%
Airbus SE (France)(a)(b)	177,069	$5,537,833

Apparel – 2.5%
LVMH Moet Hennessy Louis Vuitton SE (France)(b)	68,326	4,816,300

Biotechnology – 6.2%
Adaptimmune Therapeutics PLC*(b)	266,368	3,611,950
Argenx SE (Netherlands)*(a)(b)	46,339	3,514,350
Shire PLC(b)	26,488	4,801,480
Total Biotechnology		11,927,780

Chemicals – 2.3%
Sasol Ltd. (South Africa)(b)	113,404	4,381,931

Commercial Services – 7.8%
New Oriental Education & Technology Group, Inc. (China)*(b)	99,763	7,383,459
TAL Education Group (China)*(b)	298,353	7,670,656
Total Commercial Services		15,054,115

Computers – 4.5%
Logitech International SA (Switzerland)	102,389	4,578,836
WNS Holdings Ltd. (India)*(b)	83,023	4,213,417
Total Computers		8,792,253

Diversified Financial Services – 2.5%
Noah Holdings Ltd. (China)*(b)	115,632	4,872,733

Food – 2.2%
Tesco PLC (United Kingdom)(b)	463,608	4,325,463

Forest Products & Paper – 3.4%
Stora Enso OYJ (Finland)(b)	340,974	6,500,669

Healthcare - Products – 2.9%
Mazor Robotics Ltd. (Israel)*(a)(b)	97,122	5,664,155

Healthcare - Services – 2.6%
ICON PLC*	32,115	4,937,681

Home Furnishings – 2.4%
Sony Corp. (Japan)(b)	74,805	4,536,923

Insurance – 2.6%
Aegon NV (Netherlands)(a) (c)	783,026	5,034,857

Internet – 4.0%
51job, Inc. (China)*(a)(b)	52,043	4,006,791
MercadoLibre, Inc. (Argentina)	11,017	3,750,958
Total Internet		7,757,749

Lodging – 5.2%
Huazhu Group Ltd. (China)(a)(b)	311,474	10,060,610

Oil & Gas – 12.6%
CNOOC Ltd. (China)(b)	34,214	6,758,633
Ecopetrol SA (Colombia)(b)	314,292	8,463,884
Equinor ASA (Norway)(a)(b)	157,625	4,445,025
TOTAL SA (France)(b)	73,887	4,757,584
Total Oil & Gas		24,425,126

Pharmaceuticals – 7.8%
AstraZeneca PLC (United Kingdom)(a)(b)	107,229	4,243,051
Galapagos NV (Belgium)*(b)	48,976	5,506,372
GW Pharmaceuticals PLC (United Kingdom)*(b)	30,780	5,316,937
Total Pharmaceuticals		15,066,360

Investments	Shares/ Principal	Value
COMMON STOCKS – 99.1%

Semiconductors – 5.1%
ASML Holding NV (Netherlands)(c)	26,039	4,895,853
STMicroelectronics NV (Switzerland)(a) (c)	275,906	5,060,116
Total Semiconductors		9,955,969

Software – 6.0%
Talend SA*(b)	91,342	6,370,191
Ubisoft Entertainment SA (France)*(a)(b)	242,365	5,239,931
Total Software		11,610,122

Telecommunications – 9.0%
Intelsat SA*	361,206	10,836,180
Nice Ltd. (Israel)*(b)	58,096	6,650,249
Total Telecommunications		17,486,429

Transportation – 2.1%
ZTO Express Cayman, Inc. (China)(a)(b)	247,392	4,099,286

Trucking & Leasing – 2.5%
AerCap Holdings N.V. (Ireland)*	85,086	4,894,147
Total Common Stocks
(Cost $185,864,007)		191,738,491
MONEY MARKET FUND – 0.9%
Invesco Government & Agency Portfolio - Private Investment Class, 1.67%(d) (Cost $1,735,694)	1,735,694	1,735,694

REPURCHASE AGREEMENTS – 7.5%(e)
Citigroup Global Markets, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $3,392,524, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 10/15/18-02/01/57, totaling $3,448,241)	$3,391,885	3,391,885
Daiwa Capital Markets America, dated 09/28/18, due 10/01/18, 2.27%, total to be received $3,392,527, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 10/25/18-09/09/49, totaling $3,450,358)	3,391,885	3,391,885
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $1,004,926, (collateralized by varius U.S. Government Agency Obligations, 0.00%-1.63%, 05/23/19-09/09/49, totaling $1,021,321)	1,004,738	1,004,738
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.27%, total to be received $3,392,527, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.50%, 09/30/18-08/20/68, totaling $3,450,809)	3,391,885	3,391,885

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $3,392,524, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $3,449,404)	$3,391,885	$3,391,885
Total Repurchase Agreements
(Cost $14,572,278)		14,572,278

Total Investments – 107.5%
(Cost $202,171,979)		208,046,463

Liabilities in Excess of Other Assets – (7.5%)		(14,478,606)
Net Assets – 100.0%		$193,567,857

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $32,432,255; the aggregate market value of the collateral held by the fund is $33,141,879. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $18,569,601.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2018.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	2.9%
Apparel	2.5
Biotechnology	6.2
Chemicals	2.3
Commercial Services	7.8
Computers	4.5
Diversified Financial Services	2.5
Food	2.2
Forest Products & Paper	3.4
Healthcare - Products	2.9
Healthcare - Services	2.6
Home Furnishings	2.4
Insurance	2.6
Internet	4.0
Lodging	5.2
Oil & Gas	12.6
Pharmaceuticals	7.8
Semiconductors	5.1
Software	6.0
Telecommunications	9.0
Transportation	2.1
Trucking & Leasing	2.5
Money Market Fund	0.9
Repurchase Agreements	7.5
Total Investments	107.5
Liabilities in Excess of Other Assets	(7.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT MICRO CAP ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.6%

Agriculture – 0.6%
Turning Point Brands, Inc.	465	$19,279

Airlines – 1.0%
SkyWest, Inc.	535	31,511

Apparel – 0.5%
Rocky Brands, Inc.	543	15,367

Banks – 5.3%
Bank of Commerce Holdings	990	12,078
Carolina Financial Corp.	400	15,088
CenterState Bank Corp.	620	17,391
Independent Bank Corp.	730	17,265
Macatawa Bank Corp.	1,430	16,745
OFG Bancorp (Puerto Rico)	1,035	16,715
Old Second Bancorp, Inc.	1,180	18,231
Parke Bancorp, Inc.	565	12,684
Sierra Bancorp	390	11,271
Triumph Bancorp, Inc.*	300	11,460
United Security Bancshares/Fresno CA	1,250	13,875
Total Banks		162,803

Beverages – 0.5%
Primo Water Corp.*	841	15,180

Biotechnology – 13.3%
ArQule, Inc.*	2,625	14,857
Arrowhead Pharmaceuticals, Inc.*	1,695	32,493
Audentes Therapeutics, Inc.*	500	19,795
Avid Bioservices, Inc.*	2,202	15,106
Cellular Biomedicine Group, Inc.*	700	12,705
Cerecor, Inc.*	3,140	14,664
Champions Oncology, Inc.*	1,159	20,248
ChemoCentryx, Inc.*	975	12,324
Dicerna Pharmaceuticals, Inc.*	975	14,878
Endocyte, Inc.*	1,110	19,714
Immunomedics, Inc.*	1,785	37,181
Kindred Biosciences, Inc.*	1,129	15,750
Loxo Oncology, Inc.*	260	44,416
REGENXBIO, Inc.*	415	31,332
Stemline Therapeutics, Inc.*	755	12,533
TapImmune, Inc.*	1,634	14,788
Verastem, Inc.*	2,085	15,116
Viking Therapeutics, Inc.*	2,660	46,337
Xenon Pharmaceuticals, Inc. (Canada)*	1,184	15,629
Total Biotechnology		409,866

Chemicals – 1.3%
Codexis, Inc.*	1,470	25,211
KMG Chemicals, Inc.	190	14,356
Total Chemicals		39,567

Commercial Services – 5.1%
Cambium Learning Group, Inc.*	1,223	14,480
Care.com, Inc.*	715	15,809
Career Education Corp.*	1,540	22,992
Chegg, Inc.*	870	24,734
Civeo Corp.*	3,055	12,678
CRA International, Inc.	225	11,300
Heidrick & Struggles International, Inc.	350	11,848
Medifast, Inc.	195	43,202
Total Commercial Services		157,043

Computers – 0.7%
PAR Technology Corp.*	1,005	22,331

Distribution / Wholesale – 0.7%
Systemax, Inc.	640	21,082

Diversified Financial Services – 4.0%
Blucora, Inc.*	515	20,729
Enova International, Inc.*	565	16,272
Federal Agricultural Mortgage Corp., Class C	225	16,240
Hamilton Lane, Inc., Class A	355	15,719
On Deck Capital, Inc.*	1,766	13,369
Oppenheimer Holdings, Inc., Class A	470	14,852
Regional Management Corp.*	385	11,100
World Acceptance Corp.*	120	13,723
Total Diversified Financial Services		122,004

Electric – 0.5%
Ameresco, Inc., Class A*	1,070	14,605

Electrical Components & Equipment – 0.9%
Novanta, Inc.*	385	26,334

Electronics – 5.2%
Allied Motion Technologies, Inc.	285	15,513
Camtek Ltd. (Israel)	1,438	12,324
FARO Technologies, Inc.*	210	13,513
IntriCon Corp.*	660	37,092
Mesa Laboratories, Inc.	76	14,107
NVE Corp.	125	13,235
ShotSpotter, Inc.*	370	22,677
Stoneridge, Inc.*	450	13,374
Vishay Precision Group, Inc.*	490	18,326
Total Electronics		160,161

Energy - Alternate Sources – 1.8%
Renewable Energy Group, Inc.*	905	26,064
Sunrun, Inc.*	1,125	13,995
Vivint Solar, Inc.*	2,943	15,304
Total Energy - Alternate Sources		55,363

Engineering & Construction – 0.5%
NV5 Global, Inc.*	181	15,693

Entertainment – 2.2%
Eldorado Resorts, Inc.*	1,150	55,890
Monarch Casino & Resort, Inc.*	260	11,817
Total Entertainment		67,707

Environmental Control – 1.8%
Casella Waste Systems, Inc., Class A*	1,285	39,912
Pure Cycle Corp.*	1,465	16,921
Total Environmental Control		56,833

Food – 0.6%
Chefs’ Warehouse, Inc. (The)*	525	19,084

Healthcare - Products – 8.9%
CareDx, Inc.*	1,705	49,189
Cerus Corp.*	2,455	17,701
CytoSorbents Corp.*	1,266	16,332
Inogen, Inc.*	170	41,500

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT MICRO CAP ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare - Products (continued)
Nuvectra Corp.*	840	$18,463
OrthoPediatrics Corp.*	532	19,493
Quotient Ltd.*	2,008	15,160
Sientra, Inc.*	765	18,268
STAAR Surgical Co.*	830	39,840
Surmodics, Inc.*	280	20,902
Tactile Systems Technology, Inc.*	256	18,189
Total Healthcare - Products		275,037

Healthcare - Services – 1.7%
Addus Homecare Corp.*	265	18,590
R1 RCM, Inc.*	1,665	16,916
Radnet, Inc.*	1,185	17,834
Total Healthcare - Services		53,340

Household Products / Wares – 0.7%
Central Garden & Pet Co.*	595	21,444

Insurance – 1.8%
Health Insurance Innovations, Inc., Class A*	263	16,214
Kinsale Capital Group, Inc.	350	22,351
Trupanion, Inc.*	460	16,436
Total Insurance		55,001

Internet – 2.9%
Attunity Ltd. (Israel)*	872	16,472
Bandwidth, Inc., Class A*	357	19,124
Meet Group, Inc. (The)*	3,264	16,157
QuinStreet, Inc.*	1,640	22,255
XO Group, Inc.*	465	16,033
Total Internet		90,041

Iron / Steel – 0.6%
Mesabi Trust	745	19,742

Leisure Time – 2.9%
Drive Shack, Inc.*	2,157	12,856
Johnson Outdoors, Inc., Class A	175	16,273
Lindblad Expeditions Holdings, Inc.*	1,065	15,836
Malibu Boats, Inc., Class A*	400	21,888
Marine Products Corp.	1,010	23,119
Total Leisure Time		89,972

Machinery - Diversified – 0.4%
Columbus McKinnon Corp./NY	320	12,653

Miscellaneous Manufacturing – 1.1%
Chase Corp.	285	34,243

Oil & Gas – 1.9%
BP Prudhoe Bay Royalty Trust	466	16,054
Evolution Petroleum Corp.	1,423	15,724
Geopark Ltd. (Colombia)*	1,365	27,846
Total Oil & Gas		59,624

Oil & Gas Services – 0.7%
DMC Global, Inc.	550	22,440

Pharmaceuticals – 4.9%
Aeglea BioTherapeutics, Inc.*	1,360	13,015
Enanta Pharmaceuticals, Inc.*	240	20,510
Lifevantage Corp.*	1,254	13,782
Mirati Therapeutics, Inc.*	490	23,079
Natural Grocers By Vitamin Cottage, Inc.*	828	13,985
Natural Health Trends Corp.	601	13,991
Rocket Pharmaceuticals, Inc.*	640	15,757
uniQure NV (Netherlands)*	515	18,741
Zafgen, Inc.*	1,662	19,429
Total Pharmaceuticals		152,289

Real Estate – 1.0%
Forestar Group, Inc.*	560	11,872
RMR Group, Inc. (The), Class A	220	20,416
Total Real Estate		32,288

REITS – 0.6%
Innovative Industrial Properties, Inc., Class A	395	19,055

Retail – 7.8%
America’s Car-Mart, Inc.*	244	19,081
Ascena Retail Group, Inc.*	3,272	14,953
Boot Barn Holdings, Inc.*	675	19,177
Carvana Co., Class A*	510	30,136
Cato Corp. (The), Class A	599	12,591
Citi Trends, Inc.	485	13,953
Container Store Group, Inc. (The)*	1,800	19,980
Gaia, Inc., Class A*	805	12,397
Movado Group, Inc.	280	11,732
Noodles & Co.*	1,825	22,082
Pcm, Inc.*	676	13,216
Shoe Carnival, Inc.	469	18,056
Tilly’s, Inc., Class A	902	17,093
Vera Bradley, Inc.*	1,102	16,817
Total Retail		241,264

Savings & Loans – 0.4%
Timberland Bancorp, Inc.	425	13,277

Semiconductors – 0.8%
Cohu, Inc.	545	13,680
Nova Measuring Instruments Ltd. (Israel)*	455	11,971
Total Semiconductors		25,651

Software – 7.4%
AppFolio, Inc., Class A*	340	26,656
Everbridge, Inc.*	390	22,479
Five9, Inc.*	985	43,035
Glu Mobile, Inc.*	3,065	22,834
LivePerson, Inc.*	785	20,371
SharpSpring, Inc.*	1,188	16,656
Simulations Plus, Inc.	720	14,544
Tabula Rasa Healthcare, Inc.*	475	38,565
Upland Software, Inc.*	680	21,971
Total Software		227,111

Telecommunications – 2.9%
AudioCodes Ltd. (Israel)	1,542	15,513
Comtech Telecommunications Corp.	415	15,052
NII Holdings, Inc.*	3,922	22,983
Ooma, Inc.*	937	15,554
Preformed Line Products Co.	155	10,893

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT MICRO CAP ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications (continued)
RF Industries Ltd.	1,505	$10,686
Total Telecommunications		90,681

Transportation – 2.1%
ArcBest Corp.	355	17,235
Covenant Transportation Group, Inc., Class A*	405	11,770
CryoPort, Inc.*	1,025	13,130
PAM Transportation Services, Inc.*	325	21,154
Total Transportation		63,289

Trucking & Leasing – 0.6%
General Finance Corp.*	1,112	17,736
Total Common Stocks
(Cost $2,872,792)		3,047,991

MONEY MARKET FUND – 0.6%
STIT - Government & Agency Portfolio, Institutional Class, 1.97%(a) (Cost $18,561)	18,561	18,561

Total Investments – 99.2%
(Cost $2,891,353)		3,066,552

Other Assets in Excess of Liabilities – 0.8%		24,604
Net Assets – 100.0%		$3,091,156

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	0.6%
Airlines	1.0
Apparel	0.5
Banks	5.3
Beverages	0.5
Biotechnology	13.3
Chemicals	1.3
Commercial Services	5.1
Computers	0.7
Distribution / Wholesale	0.7
Diversified Financial Services	4.0
Electric	0.5
Electrical Components & Equipment	0.9
Electronics	5.2
Energy - Alternate Sources	1.8
Engineering & Construction	0.5
Entertainment	2.2
Environmental Control	1.8
Food	0.6
Healthcare - Products	8.9
Healthcare - Services	1.7
Household Products / Wares	0.7
Insurance	1.8
Internet	2.9
Iron / Steel	0.6
Leisure Time	2.9
Machinery - Diversified	0.4
Miscellaneous Manufacturing	1.1
Oil & Gas	1.9
Oil & Gas Services	0.7
Pharmaceuticals	4.9
Real Estate	1.0
REITS	0.6
Retail	7.8
Savings & Loans	0.4
Semiconductors	0.8
Software	7.4
Telecommunications	2.9
Transportation	2.1
Trucking & Leasing	0.6
Money Market Fund	0.6
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 40.4%
STIT - Government & Agency Portfolio, Institutional Class, 1.97%(a) (Cost $2,539,477)	2,539,477	$2,539,477
Total Investments Before Securities Sold, Not Yet Purchased (Cost $2,539,477)		2,539,477
Securities Sold, Not Yet Purchased – (98.8)% (b)

COMMON STOCKS – (98.8)%

Aerospace/Defense – (1.3)%
Arconic, Inc.	(3,817)	(84,012)

Agriculture – (2.2)%
Altria Group, Inc.	(1,189)	(71,708)
Philip Morris International, Inc.	(822)	(67,026)
Total Agriculture		(138,734)

Airlines – (2.2)%
Alaska Air Group, Inc.	(1,028)	(70,788)
American Airlines Group, Inc.	(1,569)	(64,847)
Total Airlines		(135,635)

Apparel – (0.9)%
Skechers U.S.A., Inc., Class A*	(2,119)	(59,184)

Auto Manufacturers – (1.0)%
Ford Motor Co.	(6,791)	(62,817)

Auto Parts & Equipment – (4.7)%
Adient PLC	(1,439)	(56,567)
BorgWarner, Inc.	(1,430)	(61,176)
Dana, Inc.	(2,966)	(55,375)
Goodyear Tire & Rubber Co. (The)	(2,652)	(62,030)
WABCO Holdings, Inc.*	(508)	(59,914)
Total Auto Parts & Equipment		(295,062)

Banks – (3.0)%
Bank OZK	(1,642)	(62,330)
Signature Bank	(532)	(61,095)
State Street Corp.	(742)	(62,165)
Total Banks		(185,590)

Beverages – (1.0)%
Molson Coors Brewing Co., Class B	(1,005)	(61,807)

Biotechnology – (3.1)%
Celgene Corp.*	(841)	(75,261)
Exelixis, Inc.*	(3,296)	(58,405)
Incyte Corp.*	(889)	(61,412)
Total Biotechnology		(195,078)

Building Materials – (2.8)%
Fortune Brands Home & Security, Inc.	(1,243)	(65,084)
JELD-WEN Holding, Inc.*	(2,346)	(57,852)
Owens Corning	(971)	(52,696)
Total Building Materials		(175,632)

Chemicals – (2.3)%
Albemarle Corp.	(741)	(73,937)
Valvoline, Inc.	(3,258)	(70,080)
Total Chemicals		(144,017)

Commercial Services – (3.2)%
Healthcare Services Group, Inc.	(1,653)	(67,145)
Macquarie Infrastructure Corp.	(1,611)	(74,315)
ManpowerGroup, Inc.	(725)	(62,321)
Total Commercial Services		(203,781)

Computers – (1.9)%
NCR Corp.*	(2,073)	(58,894)
Western Digital Corp.	(994)	(58,189)
Total Computers		(117,083)

Cosmetics/Personal Care – (1.0)%
Coty, Inc., Class A	(4,822)	(60,564)

Diversified Financial Services – (3.9)%
Affiliated Managers Group, Inc.	(447)	(61,114)
Franklin Resources, Inc.	(2,082)	(63,314)
Invesco Ltd.	(2,499)	(57,177)
LendingTree, Inc.*	(270)	(62,127)
Total Diversified Financial Services		(243,732)

Electric – (2.4)%
PG&E Corp.*	(1,683)	(77,435)
PPL Corp.	(2,419)	(70,780)
Total Electric		(148,215)

Electrical Components & Equipment – (1.4)%
Acuity Brands, Inc.	(555)	(87,246)

Electronics – (3.0)%
Coherent, Inc.*	(462)	(79,552)
SYNNEX Corp.	(628)	(53,191)
Tech Data Corp.*	(765)	(54,751)
Total Electronics		(187,494)

Energy - Alternate Sources – (0.9)%
First Solar, Inc.*	(1,226)	(59,363)

Environmental Control – (1.0)%
Stericycle, Inc.*	(1,095)	(64,255)

Food – (7.0)%
Campbell Soup Co.	(1,954)	(71,575)
General Mills, Inc.	(1,529)	(65,625)
Hain Celestial Group, Inc. (The)*	(2,249)	(60,993)
Ingredion, Inc.	(625)	(65,600)
Kraft Heinz Co. (The)	(1,010)	(55,661)
Pilgrim’s Pride Corp.*	(3,368)	(60,927)
Tyson Foods, Inc., Class A	(997)	(59,351)
Total Food		(439,732)

Healthcare - Products – (0.9)%
DENTSPLY SIRONA, Inc.	(1,489)	(56,195)

Healthcare - Services – (1.1)%
MEDNAX, Inc.*	(1,473)	(68,730)

Home Builders – (1.9)%
Thor Industries, Inc.	(700)	(58,590)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Home Builders (continued)
Toll Brothers, Inc.	(1,839)	$(60,742)
Total Home Builders		(119,332)

Home Furnishings – (0.9)%
Whirlpool Corp.	(497)	(59,019)

Housewares – (1.9)%
Newell Brands, Inc.	(2,614)	(53,064)
Scotts Miracle-Gro Co. (The)	(820)	(64,559)
Total Housewares		(117,623)

Insurance – (3.2)%
Brighthouse Financial, Inc.*	(1,474)	(65,210)
Principal Financial Group, Inc.	(1,128)	(66,089)
Unum Group	(1,757)	(68,646)
Total Insurance		(199,945)

Internet – (2.9)%
eBay, Inc.*	(1,864)	(61,549)
Snap, Inc., Class A*	(7,412)	(62,854)
Symantec Corp.	(2,842)	(60,478)
Total Internet		(184,881)

Leisure Time – (1.0)%
Harley-Davidson, Inc.	(1,451)	(65,730)

Lodging – (3.0)%
Caesars Entertainment Corp.*	(6,121)	(62,740)
Hilton Grand Vacations, Inc.*	(1,876)	(62,096)
MGM Resorts International	(2,249)	(62,769)
Total Lodging		(187,605)

Machinery - Diversified – (2.1)%
AGCO Corp.	(1,054)	(64,073)
Cummins, Inc.	(450)	(65,731)
Total Machinery - Diversified		(129,804)

Media – (4.6)%
Altice USA, Inc., Class A	(3,974)	(72,088)
Charter Communications, Inc., Class A*	(226)	(73,649)
DISH Network Corp., Class A*	(1,940)	(69,375)
Liberty Broadband Corp., Class A*	(873)	(73,620)
Total Media		(288,732)

Mining – (1.0)%
Newmont Mining Corp.	(2,069)	(62,484)

Miscellaneous Manufacturing – (2.1)%
Colfax Corp.*	(2,155)	(77,709)
General Electric Co.	(5,034)	(56,834)
Total Miscellaneous Manufacturing		(134,543)

Office / Business Equipment – (1.0)%
Xerox Corp.	(2,281)	(61,541)

Oil & Gas – (3.0)%
Cimarex Energy Co.	(758)	(70,448)
EQT Corp.	(1,270)	(56,172)

Patterson-UTI Energy, Inc.	(3,716)	(63,581)
Total Oil & Gas		(190,201)

Oil & Gas Services – (3.1)%
Halliburton Co.	(1,676)	(67,928)
RPC, Inc.	(4,856)	(75,171)
Weatherford International PLC*	(19,408)	(52,596)
Total Oil & Gas Services		(195,695)

Packaging & Containers – (3.2)%
Berry Global Group, Inc.*	(1,264)	(61,165)
Crown Holdings, Inc.*	(1,440)	(69,120)
Owens-Illinois, Inc.*	(3,887)	(73,037)
Total Packaging & Containers		(203,322)

Pharmaceuticals – (3.0)%
Alkermes PLC*	(1,315)	(55,809)
Cardinal Health, Inc.	(1,249)	(67,446)
McKesson Corp.	(479)	(63,539)
Total Pharmaceuticals		(186,794)

Retail – (2.8)%
Beacon Roofing Supply, Inc.*	(1,546)	(55,950)
L Brands, Inc.	(1,808)	(54,782)
Michaels Cos., Inc. (The)*	(3,879)	(62,956)
Total Retail		(173,688)

Savings & Loans – (1.0)%
New York Community Bancorp, Inc.	(5,848)	(60,644)

Telecommunications – (2.0)%
CommScope Holding Co., Inc.*	(1,991)	(61,243)
LogMeIn, Inc.	(722)	(64,330)
Total Telecommunications		(125,573)

Textiles – (0.9)%
Mohawk Industries, Inc.*	(333)	(58,392)

Toys/Games/Hobbies – (1.0)%
Mattel, Inc.*	(3,853)	(60,492)

Transportation – (1.0)%
Knight-Swift Transportation Holdings, Inc.	(1,881)	(64,857)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(6,329,313)]		(6,204,855)

Total Investments – (58.4)%
[Cost $(3,789,836)]		(3,665,378)
Other Assets in Excess of Liabilities – 158.4%		9,943,715
Net Assets – 100.0%		$6,278,337

PLC - Public Limited Company

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2018.
(b)	As of September 30, 2018, cash in the amount of $4,933,638 has been segregated as collateral from the broker for securities sold short.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	(1.3)%
Agriculture	(2.2)
Airlines	(2.2)
Apparel	(0.9)
Auto Manufacturers	(1.0)
Auto Parts & Equipment	(4.7)
Banks	(3.0)
Beverages	(1.0)
Biotechnology	(3.1)
Building Materials	(2.8)
Chemicals	(2.3)
Commercial Services	(3.2)
Computers	(1.9)
Cosmetics/Personal Care	(1.0)
Diversified Financial Services	(3.9)
Electric	(2.4)
Electrical Components & Equipment	(1.4)
Electronics	(3.0)
Energy - Alternate Sources	(0.9)
Environmental Control	(1.0)
Food	(7.0)
Healthcare - Products	(0.9)
Healthcare - Services	(1.1)
Home Builders	(1.9)
Home Furnishings	(0.9)
Housewares	(1.9)
Insurance	(3.2)
Internet	(2.9)
Leisure Time	(1.0)
Lodging	(3.0)
Machinery - Diversified	(2.1)
Media	(4.6)
Mining	(1.0)
Miscellaneous Manufacturing	(2.1)
Office / Business Equipment	(1.0)
Oil & Gas	(3.0)
Oil & Gas Services	(3.1)
Packaging & Containers	(3.2)
Pharmaceuticals	(3.0)
Retail	(2.8)
Savings & Loans	(1.0)
Telecommunications	(2.0)
Textiles	(0.9)
Toys/Games/Hobbies	(1.0)
Transportation	(1.0)
Money Market Fund	40.4
Total Investments	(58.4)
Other Assets in Excess of Liabilities	158.4
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.9%

Banks – 3.1%
Signature Bank	4,071	$467,514

Building Materials – 4.8%
Continental Building Products, Inc.*	19,750	741,612

Chemicals – 8.5%
RPM International, Inc.	10,538	684,338
Sherwin-Williams Co. (The)	1,342	610,892
Total Chemicals		1,295,230

Commercial Services – 7.3%
Carriage Services, Inc.	21,768	469,100
Moody's Corp.	3,825	639,540
Total Commercial Services		1,108,640

Computers – 8.1%
Check Point Software Technologies Ltd. (Israel)*	5,380	633,065
Cognizant Technology Solutions Corp., Class A	7,853	605,859
Total Computers		1,238,924

Diversified Financial Services – 7.3%
Alliance Data Systems Corp.	2,203	520,260
Intercontinental Exchange, Inc.	8,001	599,195
Total Diversified Financial Services		1,119,455

Food – 9.8%
Hormel Foods Corp.(a)	15,428	607,863
Ingredion, Inc.	4,001	419,945
JM Smucker Co. (The)(a)	4,514	463,182
Total Food		1,490,990

Hand/Machine Tools – 3.8%
Snap-on, Inc.(a)	3,161	580,360

Healthcare - Products – 12.9%
Becton Dickinson and Co.	2,578	672,858
Danaher Corp.	6,034	655,654
Stryker Corp.	3,582	636,450
Total Healthcare - Products		1,964,962

Household Products/Wares – 4.4%
Church & Dwight Co., Inc.	11,289	670,228

Insurance – 7.4%
Aflac, Inc.	12,606	593,364
Torchmark Corp.	6,187	536,351
Total Insurance		1,129,715

Machinery - Diversified – 4.7%
Wabtec Corp.(a)	6,838	717,169

Media – 4.2%
FactSet Research Systems, Inc.(a)	2,891	646,746

Retail – 4.5%
Ross Stores, Inc.	6,900	683,790

Software – 8.1%
Cerner Corp.*	8,163	525,779
Fiserv, Inc.*	8,574	706,326
Total Software		1,232,105
Total Common Stocks
(Cost $12,508,839)		15,087,440

Investments	Shares/ Principal	Value
MONEY MARKET FUND – 1.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.93%(b) (Cost $194,405)	194,405	$194,405

REPURCHASE AGREEMENT – 0.3%(c)
JP Morgan Securities LLC, dated 09/28/18, due 10/01/18, 2.24%, total to be received $35,822, (collateralized by various U.S. Government Agency Obligations, 1.00%-2.50%, 02/15/45-09/09/49, totaling $36,297)
(Cost $35,815)	$35,815	35,815

Total Investments – 100.5%
(Cost $12,739,059)		15,317,660

Liabilities in Excess of Other Assets – (0.5%)		(71,239)
Net Assets – 100.0%		$15,246,421

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,794,153; the aggregate market value of the collateral held by the fund is $2,852,276. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,816,461.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Banks	3.1%
Building Materials	4.8
Chemicals	8.5
Commercial Services	7.3
Computers	8.1
Diversified Financial Services	7.3
Food	9.8
Hand/Machine Tools	3.8
Healthcare - Products	12.9
Household Products/Wares	4.4
Insurance	7.4
Machinery - Diversified	4.7
Media	4.2
Retail	4.5
Software	8.1
Money Market Fund	1.3
Repurchase Agreement	0.3
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 89.6%

Advertising – 0.7%
Innocean Worldwide, Inc. (South Korea)	1,250	$65,810

Airlines – 0.7%
Hanjin Kal Corp. (South Korea)	3,305	67,039

Apparel – 1.2%
Handsome Co. Ltd. (South Korea)	3,357	113,338

Auto Manufacturers – 2.9%
Hyundai Motor Co. (South Korea)	2,393	279,372

Auto Parts & Equipment – 3.8%
Hyundai Mobis Co. Ltd. (South Korea)	1,596	328,049
Mando Corp. (South Korea)	942	29,298
Total Auto Parts & Equipment		357,347

Banks – 1.3%
Industrial Bank of Korea (South Korea)	9,264	127,362

Biotechnology – 2.5%
Medy-Tox, Inc. (South Korea)	98	54,687
Samsung Biologics Co. Ltd. (South Korea)*‡	388	186,786
Total Biotechnology		241,473

Chemicals – 5.0%
Hansol Chemical Co. Ltd. (South Korea)	244	17,576
L&F Co. Ltd. (South Korea)	402	15,873
LG Chem Ltd. (South Korea)	475	156,513
Lotte Chemical Corp. (South Korea)	1,135	284,454
Total Chemicals		474,416

Computers – 2.7%
Samsung SDS Co. Ltd. (South Korea)	411	85,590
Shinsegae Information & Communication Co. Ltd. (South Korea)	177	23,935
SK Holdings Co. Ltd. (South Korea)	582	150,583
Total Computers		260,108

Cosmetics / Personal Care – 3.8%
Amorepacific Corp. (South Korea)	989	232,706
Cosmax, Inc. (South Korea)	658	93,131
LG Household & Health Care Ltd. (South Korea)	31	35,660
Total Cosmetics / Personal Care		361,497

Diversified Financial Services – 6.2%
KB Financial Group, Inc. (South Korea)	4,653	227,354
KIWOOM Securities Co. Ltd. (South Korea)	1,637	143,888
NH Investment & Securities Co. Ltd. (South Korea)	8,775	113,124
Samsung Securities Co. Ltd. (South Korea)	3,592	105,728
Total Diversified Financial Services		590,094

Electrical Components & Equipment – 1.3%
LS Corp. (South Korea)	2,020	124,742

Electronics – 0.8%
Samsung Electro-Mechanics Co. Ltd. (South Korea)	630	78,945

Engineering & Construction – 1.8%
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	5,427	28,964
HDC Holdings Co. Ltd. (South Korea)	1,902	39,266
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,687	102,657
Total Engineering & Construction		170,887

Food – 2.0%
CJ CheilJedang Corp. (South Korea)	633	190,314

Home Furnishings – 1.1%
Cuckoo Holdings Co. Ltd. (South Korea)	165	23,948
LG Electronics, Inc. (South Korea)	1,195	76,489
Total Home Furnishings		100,437

Insurance – 1.4%
Samsung Life Insurance Co. Ltd. (South Korea)	1,508	132,277

Internet – 3.6%
Cafe24 Corp. (South Korea)*	95	12,812
NAVER Corp. (South Korea)	433	279,493
NHN Entertainment Corp. (South Korea)*	868	47,890
Total Internet		340,195

Investment Companies – 2.1%
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)*	538	196,430

Iron / Steel – 3.0%
POSCO (South Korea)	1,077	285,938

Leisure Time – 0.5%
Very Good Tour Co. Ltd. (South Korea)	4,430	42,333

Machinery - Construction & Mining – 0.2%
Hyundai Construction Equipment Co. Ltd. (South Korea)*	172	18,995

Miscellaneous Manufacturing – 1.1%
POSCO Chemtech Co. Ltd. (South Korea)	604	39,749
SK Materials Co. Ltd. (South Korea)	403	66,304
Total Miscellaneous Manufacturing		106,053

Oil & Gas – 1.5%
S-Oil Corp. (South Korea)	1,128	139,316

Pharmaceuticals – 4.2%
Celltrion, Inc. (South Korea)*	439	117,542
Green Cross Corp. (South Korea)	153	24,138
Hanmi Pharm Co. Ltd. (South Korea)	415	187,063
Yuhan Corp. (South Korea)	330	72,143
Total Pharmaceuticals		400,886

Retail – 5.5%
CJ ENM Co. Ltd. (South Korea)	417	93,230
E-MART, Inc. (South Korea)	505	94,467
Samsung C&T Corp. (South Korea)	986	115,111
Shinsegae, Inc. (South Korea)	663	216,667
Total Retail		519,475

Semiconductors – 24.9%
Samsung Electronics Co. Ltd. (South Korea)	48,774	2,042,418
SK Hynix, Inc. (South Korea)	4,906	323,307
Total Semiconductors		2,365,725

Shipbuilding – 1.0%
Hyundai Heavy Industries Co. Ltd. (South Korea)*	811	98,336

Telecommunications – 2.3%
Samsung SDI Co. Ltd. (South Korea)	314	73,175
SK Telecom Co. Ltd. (South Korea)	582	147,959
Total Telecommunications		221,134

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Transportation – 0.5%
Pan Ocean Co. Ltd. (South Korea)*	10,384	$49,053
Total Common Stocks
(Cost $7,556,901)		8,519,327

Total Investments – 89.6%
(Cost $7,556,901)		8,519,327

Other Assets in Excess of Liabilities – 10.4%		984,760
Net Assets – 100.0%		$9,504,087

*	Non-income producing security.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.7%
Airlines	0.7
Apparel	1.2
Auto Manufacturers	2.9
Auto Parts & Equipment	3.8
Banks	1.3
Biotechnology	2.5
Chemicals	5.0
Computers	2.7
Cosmetics / Personal Care	3.8
Diversified Financial Services	6.2
Electrical Components & Equipment	1.3
Electronics	0.8
Engineering & Construction	1.8
Food	2.0
Home Furnishings	1.1
Insurance	1.4
Internet	3.6
Investment Companies	2.1
Iron / Steel	3.0
Leisure Time	0.5
Machinery - Construction & Mining	0.2
Miscellaneous Manufacturing	1.1
Oil & Gas	1.5
Pharmaceuticals	4.2
Retail	5.5
Semiconductors	24.9
Shipbuilding	1.0
Telecommunications	2.3
Transportation	0.5
Total Investments	89.6
Other Assets in Excess of Liabilities	10.4
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.8%

Advertising – 0.2%
Interpublic Group of Cos., Inc. (The)	1,670	$38,193
Omnicom Group, Inc.	271	18,433
Total Advertising		56,626

Aerospace/Defense – 2.1%
Arconic, Inc.	6,393	140,710
Boeing Co. (The)	172	63,967
General Dynamics Corp.	329	67,353
Harris Corp.	122	20,644
L3 Technologies, Inc.	147	31,255
Lockheed Martin Corp.	182	62,965
Northrop Grumman Corp.	198	62,839
Raytheon Co.	368	76,051
Rockwell Collins, Inc.	404	56,750
TransDigm Group, Inc.*(a)	202	75,204
United Technologies Corp.	139	19,433
Total Aerospace/Defense		677,171

Agriculture – 0.7%
Altria Group, Inc.	1,174	70,804
Archer-Daniels-Midland Co.	2,490	125,172
Philip Morris International, Inc.	325	26,501
Total Agriculture		222,477

Airlines – 2.3%
Alaska Air Group, Inc.(a)	297	20,451
American Airlines Group, Inc.	3,957	163,543
Delta Air Lines, Inc.	3,176	183,668
Southwest Airlines Co.	2,407	150,317
United Continental Holdings, Inc.*	2,310	205,729
Total Airlines		723,708

Apparel – 0.7%
Hanesbrands, Inc.(a)	1,563	28,806
Michael Kors Holdings Ltd.*	279	19,128
NIKE, Inc., Class B	244	20,672
PVH Corp.	444	64,114
Ralph Lauren Corp.	136	18,707
Under Armour, Inc., Class A*(a)	916	19,437
Under Armour, Inc., Class C*(a)	2,291	44,583
VF Corp.	202	18,877
Total Apparel		234,324

Auto Manufacturers – 1.3%
Ford Motor Co.	18,020	166,685
General Motors Co.	4,850	163,299
PACCAR, Inc.	1,129	76,987
Total Auto Manufacturers		406,971

Auto Parts & Equipment – 0.7%
Aptiv PLC	697	58,478
BorgWarner, Inc.	1,698	72,640
Goodyear Tire & Rubber Co. (The)	4,150	97,069
Total Auto Parts & Equipment		228,187

Banks – 6.7%
Bank of America Corp.	593	17,470
Bank of New York Mellon Corp. (The)	930	47,421
BB&T Corp.	1,382	67,082
Capital One Financial Corp.	1,530	145,243
Citigroup, Inc.	1,326	95,127
Citizens Financial Group, Inc.	4,332	167,085
Comerica, Inc.	1,729	155,956
Fifth Third Bancorp	1,870	52,210
Goldman Sachs Group, Inc. (The)	599	134,320
Huntington Bancshares, Inc.	6,547	97,681
JPMorgan Chase & Co.	159	17,942
KeyCorp	6,987	138,971
M&T Bank Corp.	649	106,787
Morgan Stanley	2,732	127,229
Northern Trust Corp.	725	74,044
PNC Financial Services Group, Inc. (The)	512	69,729
Regions Financial Corp.	8,959	164,398
State Street Corp.	1,629	136,478
SunTrust Banks, Inc.	1,485	99,183
SVB Financial Group*	166	51,598
US Bancorp	820	43,304
Wells Fargo & Co.	1,945	102,229
Zions Bancorp NA	893	44,784
Total Banks		2,156,271

Beverages – 0.5%
Brown-Forman Corp., Class B	347	17,541
Coca-Cola Co. (The)	402	18,568
Constellation Brands, Inc., Class A	204	43,987
Molson Coors Brewing Co., Class B	715	43,973
Monster Beverage Corp.*	308	17,950
PepsiCo, Inc.	163	18,223
Total Beverages		160,242

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc.*	875	121,634
Amgen, Inc.	97	20,107
Biogen, Inc.*	146	51,583
Celgene Corp.*	2,033	181,933
Illumina, Inc.*	64	23,492
Incyte Corp.*	1,139	78,682
Regeneron Pharmaceuticals, Inc.*	168	67,879
Vertex Pharmaceuticals, Inc.*	432	83,264
Total Biotechnology		628,574

Building Materials – 1.5%
Fortune Brands Home & Security, Inc.	1,419	74,299
Johnson Controls International PLC	2,221	77,735
Martin Marietta Materials, Inc.(a)	400	72,780
Masco Corp.	3,387	123,964
Vulcan Materials Co.	1,093	121,542
Total Building Materials		470,320

Chemicals – 1.8%
Air Products & Chemicals, Inc.	286	47,776
Albemarle Corp.	743	74,137
CF Industries Holdings, Inc.	414	22,538
DowDuPont, Inc.	1,125	72,349
Eastman Chemical Co.	793	75,906
FMC Corp.	940	81,949
International Flavors & Fragrances, Inc.(a)	142	19,755
LyondellBasell Industries NV, Class A	678	69,502
Mosaic Co. (The)	625	20,300
PPG Industries, Inc.	168	18,334

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals (continued)
Praxair, Inc.	148	$23,788
Sherwin-Williams Co. (The)	126	57,356
Total Chemicals		583,690

Commercial Services – 3.1%
Automatic Data Processing, Inc.	229	34,501
Cintas Corp.	91	18,001
Ecolab, Inc.	174	27,280
Equifax, Inc.	148	19,324
FleetCor Technologies, Inc.*	354	80,655
Gartner, Inc.*(a)	137	21,715
Global Payments, Inc.	734	93,512
H&R Block, Inc.	3,218	82,864
IHS Markit Ltd.*	349	18,832
Moody’s Corp.	160	26,752
Nielsen Holdings PLC(a)	2,464	68,154
PayPal Holdings, Inc.*	591	51,914
Quanta Services, Inc.*	1,830	61,085
Robert Half International, Inc.	245	17,243
S&P Global, Inc.	259	50,606
Total System Services, Inc.	606	59,836
United Rentals, Inc.*	1,189	194,520
Verisk Analytics, Inc.*	390	47,015
Western Union Co. (The)	921	17,554
Total Commercial Services		991,363

Computers – 2.0%
Accenture PLC, Class A	116	19,743
Apple, Inc.	375	84,652
Cognizant Technology Solutions Corp., Class A	954	73,601
DXC Technology Co.	939	87,815
HP, Inc.	3,453	88,984
NetApp, Inc.	901	77,387
Seagate Technology PLC	990	46,877
Western Digital Corp.	2,705	158,351
Total Computers		637,410

Cosmetics/Personal Care – 0.5%
Colgate-Palmolive Co.	282	18,880
Coty, Inc., Class A(a)	6,503	81,678
Estee Lauder Cos., Inc. (The), Class A	183	26,593
Procter & Gamble Co. (The)	233	19,393
Total Cosmetics/Personal Care		146,544

Distribution/Wholesale – 0.7%
Fastenal Co.(a)	1,481	85,927
LKQ Corp.*	2,870	90,893
W.W. Grainger, Inc.	175	62,547
Total Distribution/Wholesale		239,367

Diversified Financial Services – 5.2%
Affiliated Managers Group, Inc.	793	108,419
Alliance Data Systems Corp.	594	140,279
American Express Co.	796	84,766
Ameriprise Financial, Inc.	1,147	169,366
BlackRock, Inc.	142	66,929
Cboe Global Markets, Inc.	246	23,606
Charles Schwab Corp. (The)	2,177	107,000
CME Group, Inc.	113	19,234
Discover Financial Services	1,831	139,980
E*TRADE Financial Corp.*	2,480	129,927
Franklin Resources, Inc.	1,300	39,533
Intercontinental Exchange, Inc.	244	18,273
Invesco Ltd.	3,276	74,955
Mastercard, Inc., Class A	323	71,903
Nasdaq, Inc.	195	16,731
Raymond James Financial, Inc.	1,597	147,004
Synchrony Financial	5,475	170,163
T. Rowe Price Group, Inc.	600	65,508
Visa, Inc., Class A	403	60,486
Total Diversified Financial Services		1,654,062

Electric – 2.2%
AES Corp. (The)	2,087	29,218
Alliant Energy Corp.	440	18,731
Ameren Corp.	302	19,092
American Electric Power Co., Inc.	264	18,712
CenterPoint Energy, Inc.	664	18,360
CMS Energy Corp.	390	19,110
Consolidated Edison, Inc.	238	18,133
Dominion Energy, Inc.	263	18,484
DTE Energy Co.	172	18,770
Duke Energy Corp.	230	18,405
Edison International	282	19,086
Entergy Corp.(a)	734	59,549
Eversource Energy	311	19,108
Exelon Corp.	443	19,341
NextEra Energy, Inc.	112	18,771
NRG Energy, Inc.	5,560	207,944
PG&E Corp.*	434	19,968
Pinnacle West Capital Corp.	232	18,370
PPL Corp.	650	19,019
Public Service Enterprise Group, Inc.	363	19,163
SCANA Corp.	465	18,084
Sempra Energy	162	18,428
Southern Co. (The)	390	17,004
WEC Energy Group, Inc.	285	19,027
Xcel Energy, Inc.	402	18,978
Total Electric		708,855

Electrical Components & Equipment – 0.3%
AMETEK, Inc.	242	19,147
Emerson Electric Co.	910	69,688
Total Electrical Components & Equipment		88,835

Electronics – 1.4%
Agilent Technologies, Inc.	285	20,104
Allegion PLC	1,023	92,653
Amphenol Corp., Class A	199	18,710
Corning, Inc.	1,110	39,183
FLIR Systems, Inc.	316	19,425
Fortive Corp.(a)	233	19,619
Garmin Ltd.	298	20,875
Honeywell International, Inc.	235	39,104
Mettler-Toledo International, Inc.*	32	19,487
PerkinElmer, Inc.(a)	834	81,123
TE Connectivity Ltd.	596	52,406
Waters Corp.*	96	18,689
Total Electronics		441,378

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Engineering & Construction – 0.8%
Fluor Corp.	2,380	$138,278
Jacobs Engineering Group, Inc.	1,603	122,630
Total Engineering & Construction		260,908

Environmental Control – 0.8%
Pentair PLC (United Kingdom)	3,754	162,736
Republic Services, Inc.	258	18,746
Stericycle, Inc.*(a)	846	49,643
Waste Management, Inc.	382	34,518
Total Environmental Control		265,643

Food – 1.7%
Campbell Soup Co.	457	16,740
Conagra Brands, Inc.	507	17,223
General Mills, Inc.	1,033	44,336
Hershey Co. (The)	193	19,686
Hormel Foods Corp.(a)	522	20,567
JM Smucker Co. (The)(a)	706	72,442
Kellogg Co.	348	24,367
Kraft Heinz Co. (The)	516	28,437
Kroger Co. (The)	634	18,456
McCormick & Co., Inc.	160	21,080
Mondelez International, Inc., Class A	1,373	58,984
Sysco Corp.	804	58,893
Tyson Foods, Inc., Class A	2,177	129,597
Total Food		530,808

Forest Products & Paper – 0.5%
International Paper Co.	3,112	152,955

Gas – 0.0%**
NiSource, Inc.	722	17,992

Hand/Machine Tools – 0.4%
Snap-on, Inc.(a)	407	74,725
Stanley Black & Decker, Inc.	341	49,936
Total Hand/Machine Tools		124,661

Healthcare - Products – 1.6%
Abbott Laboratories	665	48,784
ABIOMED, Inc.*	52	23,387
Align Technology, Inc.*	53	20,735
Baxter International, Inc.	387	29,834
Becton Dickinson and Co.	236	61,596
Boston Scientific Corp.*	553	21,291
Cooper Cos., Inc. (The)	72	19,955
Danaher Corp.	181	19,667
DENTSPLY SIRONA, Inc.	392	14,794
Edwards Lifesciences Corp.*	197	34,298
Henry Schein, Inc.*(a)	238	20,237
Hologic, Inc.*	433	17,744
IDEXX Laboratories, Inc.*	78	19,474
Intuitive Surgical, Inc.*	37	21,238
Medtronic PLC	210	20,658
ResMed, Inc.	176	20,300
Stryker Corp.	111	19,722
Thermo Fisher Scientific, Inc.	188	45,887
Varian Medical Systems, Inc.*	165	18,468
Zimmer Biomet Holdings, Inc.	147	19,326
Total Healthcare - Products		517,395

Healthcare - Services – 3.6%
Aetna, Inc.	294	59,638
Anthem, Inc.	344	94,273
Centene Corp.*	803	116,258
Cigna Corp.	594	123,701
DaVita, Inc.*	1,873	134,163
Envision Healthcare Corp.*	3,290	150,452
HCA Healthcare, Inc.	818	113,800
Humana, Inc.	206	69,735
IQVIA Holdings, Inc.*	537	69,670
Laboratory Corp. of America Holdings*	302	52,451
Quest Diagnostics, Inc.	262	28,273
UnitedHealth Group, Inc.	254	67,574
Universal Health Services, Inc., Class B	666	85,142
Total Healthcare - Services		1,165,130

Home Builders – 1.6%
D.R. Horton, Inc.	4,108	173,276
Lennar Corp., Class A	3,564	166,403
PulteGroup, Inc.	6,769	167,668
Total Home Builders		507,347

Home Furnishings – 0.5%
Leggett & Platt, Inc.(a)	1,418	62,094
Whirlpool Corp.	917	108,894
Total Home Furnishings		170,988

Household Products/Wares – 0.4%
Avery Dennison Corp.	552	59,809
Church & Dwight Co., Inc.	337	20,008
Clorox Co. (The)(a)	140	21,057
Kimberly-Clark Corp.	173	19,660
Total Household Products/Wares		120,534

Housewares – 0.1%
Newell Brands, Inc.(a)	1,168	23,710

Insurance – 7.3%
Aflac, Inc.	1,473	69,334
Allstate Corp. (The)	883	87,152
American International Group, Inc.	3,438	183,039
Aon PLC	494	75,967
Arthur J Gallagher & Co.	478	35,582
Assurant, Inc.	1,390	150,051
Berkshire Hathaway, Inc., Class B*	94	20,126
Brighthouse Financial, Inc.*	3,212	142,099
Chubb Ltd.	538	71,898
Cincinnati Financial Corp.	247	18,972
Everest Re Group Ltd.	834	190,544
Hartford Financial Services Group, Inc. (The)	3,222	160,971
Lincoln National Corp.	2,237	151,356
Loews Corp.	1,185	59,523
Marsh & McLennan Cos., Inc.	550	45,496
MetLife, Inc.	2,974	138,945
Principal Financial Group, Inc.	1,283	75,171
Progressive Corp. (The)	1,500	106,560
Prudential Financial, Inc.	1,211	122,699
Torchmark Corp.	987	85,563
Travelers Cos., Inc. (The)	1,208	156,690
Unum Group	3,261	127,407

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance (continued)
Willis Towers Watson PLC	464	$65,396
Total Insurance		2,340,541

Internet – 2.0%
Alphabet, Inc., Class A*	55	66,389
Alphabet, Inc., Class C*	58	69,221
Amazon.com, Inc.*	10	20,030
Booking Holdings, Inc.*	35	69,440
eBay, Inc.*	2,205	72,809
Expedia Group, Inc.	385	50,235
F5 Networks, Inc.*	286	57,034
Facebook, Inc., Class A*	510	83,875
Netflix, Inc.*	54	20,203
Symantec Corp.	3,156	67,160
TripAdvisor, Inc.*(a)	316	16,138
Twitter, Inc.*	566	16,108
VeriSign, Inc.*	125	20,015
Total Internet		628,657

Iron / Steel – 0.4%
Nucor Corp.	2,210	140,225

Leisure Time – 1.7%
Carnival Corp.	2,029	129,389
Harley-Davidson, Inc.	1,744	79,003
Norwegian Cruise Line Holdings Ltd.*	2,810	161,378
Royal Caribbean Cruises Ltd.	1,293	168,013
Total Leisure Time		537,783

Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	1,281	103,479
Marriott International, Inc., Class A	564	74,465
MGM Resorts International	2,708	75,580
Wynn Resorts Ltd.	1,008	128,077
Total Lodging		381,601

Machinery - Construction & Mining – 0.4%
Caterpillar, Inc.	873	133,124

Machinery - Diversified – 1.7%
Cummins, Inc.	868	126,789
Deere & Co.	770	115,754
Dover Corp.	953	84,369
Flowserve Corp.(a)	1,209	66,120
Rockwell Automation, Inc.	201	37,691
Roper Technologies, Inc.	62	18,365
Xylem, Inc.	1,056	84,343
Total Machinery - Diversified		533,431

Media – 3.0%
CBS Corp., Class B	3,222	185,104
Charter Communications, Inc., Class A*	64	20,856
Comcast Corp., Class A	3,788	134,133
Discovery, Inc., Class A*(a)	6,197	198,304
Discovery, Inc., Class C*	6,017	177,983
News Corp., Class A	1,253	16,527
News Corp., Class B(a)	1,236	16,810
Twenty-First Century Fox, Inc., Class A	413	19,134
Twenty-First Century Fox, Inc., Class B	418	19,153
Viacom, Inc., Class B	2,478	83,657
Walt Disney Co. (The)	662	77,414
Total Media		949,075

Mining – 0.5%
Freeport-McMoRan, Inc.	9,623	133,952
Newmont Mining Corp.	506	15,281
Total Mining		149,233

Miscellaneous Manufacturing – 1.2%
3M Co.	90	18,964
AO Smith Corp.	472	25,191
Eaton Corp. PLC	652	56,548
General Electric Co.	1,420	16,032
Illinois Tool Works, Inc.	264	37,256
Ingersoll-Rand PLC	601	61,482
Parker-Hannifin Corp.	527	96,931
Textron, Inc.	830	59,320
Total Miscellaneous Manufacturing		371,724

Oil & Gas – 6.5%
Anadarko Petroleum Corp.	337	22,717
Andeavor	1,228	188,498
Apache Corp.(a)	2,753	131,236
Cabot Oil & Gas Corp.(a)	7,589	170,904
Chevron Corp.	1,385	169,358
Cimarex Energy Co.(a)	1,824	169,523
Concho Resources, Inc.*	124	18,941
ConocoPhillips	255	19,737
Devon Energy Corp.	2,463	98,372
EOG Resources, Inc.	141	17,987
EQT Corp.	1,373	60,728
Exxon Mobil Corp.	1,792	152,356
HollyFrontier Corp.	912	63,749
Marathon Oil Corp.	875	20,370
Marathon Petroleum Corp.	1,933	154,582
Newfield Exploration Co.*	6,586	189,874
Noble Energy, Inc.(a)	519	16,188
Occidental Petroleum Corp.	2,141	175,926
Pioneer Natural Resources Co.	339	59,050
Valero Energy Corp.	1,512	171,990
Total Oil & Gas		2,072,086

Oil & Gas Services – 1.1%
Baker Hughes a GE Co.(a)	2,761	93,405
Halliburton Co.	3,930	159,283
National Oilwell Varco, Inc.	388	16,715
Schlumberger Ltd.	1,371	83,521
Total Oil & Gas Services		352,924

Packaging & Containers – 0.8%
Ball Corp.(a)	1,123	49,401
Packaging Corp. of America	761	83,474
Sealed Air Corp.(a)	425	17,064
WestRock Co.	1,976	105,597
Total Packaging & Containers		255,536

Pharmaceuticals – 3.8%
AbbVie, Inc.	1,891	178,851
Allergan PLC	359	68,382
AmerisourceBergen Corp.	1,005	92,681
Bristol-Myers Squibb Co.	1,073	66,612

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Cardinal Health, Inc.	2,228	$120,312
CVS Health Corp.	1,858	146,262
Eli Lilly & Co.	514	55,157
Express Scripts Holding Co.*	1,896	180,139
Johnson & Johnson	141	19,482
McKesson Corp.	621	82,376
Merck & Co., Inc.	291	20,644
Mylan NV*	2,463	90,146
Perrigo Co. PLC(a)	352	24,922
Pfizer, Inc.	1,206	53,148
Zoetis, Inc.	292	26,735
Total Pharmaceuticals		1,225,849

Pipelines – 0.5%
Kinder Morgan, Inc.	2,609	46,257
ONEOK, Inc.	1,453	98,499
Williams Cos., Inc. (The)	636	17,293
Total Pipelines		162,049

Real Estate – 0.2%
CBRE Group, Inc., Class A*	1,374	60,593

REITS – 1.4%
Alexandria Real Estate Equities, Inc.	153	19,246
American Tower Corp.	131	19,034
AvalonBay Communities, Inc.	108	19,564
Boston Properties, Inc.	152	18,710
Crown Castle International Corp.	171	19,037
Equinix, Inc.	43	18,614
Equity Residential	293	19,414
Essex Property Trust, Inc.	80	19,737
Extra Space Storage, Inc.	201	17,415
Federal Realty Investment Trust	154	19,476
Host Hotels & Resorts, Inc.	898	18,948
Iron Mountain, Inc.	539	18,606
Kimco Realty Corp.	1,156	19,351
Macerich Co. (The)	330	18,246
Mid-America Apartment Communities, Inc.	189	18,934
Prologis, Inc.	286	19,388
Public Storage	87	17,542
Realty Income Corp.	338	19,229
Regency Centers Corp.	302	19,530
SBA Communications Corp.*	117	18,794
Simon Property Group, Inc.	110	19,443
Welltower, Inc.	303	19,489
Weyerhaeuser Co.	549	17,716
Total REITS		435,463

Retail – 5.9%
Advance Auto Parts, Inc.	529	89,047
AutoZone, Inc.*	133	103,168
Best Buy Co., Inc.	1,036	82,217
CarMax, Inc.*(a)	1,029	76,835
Chipotle Mexican Grill, Inc.*	39	17,726
Copart, Inc.*(a)	1,094	56,374
Costco Wholesale Corp.	85	19,965
Darden Restaurants, Inc.	232	25,796
Dollar General Corp.	854	93,342
Dollar Tree, Inc.*	943	76,902
Foot Locker, Inc.(a)	1,034	52,713
Gap, Inc. (The)	2,580	74,433
Genuine Parts Co.	192	19,085
Home Depot, Inc. (The)	315	65,252
Kohl’s Corp.	505	37,648
L Brands, Inc.(a)	3,491	105,777
Lowe’s Cos., Inc.	1,043	119,757
Macy’s, Inc.(a)	463	16,080
McDonald’s Corp.	117	19,573
Nordstrom, Inc.(a)	354	21,173
O’Reilly Automotive, Inc.*	287	99,681
Ross Stores, Inc.	535	53,019
Starbucks Corp.	1,124	63,888
Tapestry, Inc.	1,300	65,351
Target Corp.	229	20,200
Tiffany & Co.	136	17,540
TJX Cos., Inc. (The)	318	35,622
Tractor Supply Co.	889	80,792
Ulta Beauty, Inc.*	341	96,203
Walgreens Boots Alliance, Inc.	1,440	104,976
Walmart, Inc.	210	19,721
Yum! Brands, Inc.	512	46,546
Total Retail		1,876,402

Savings & Loans – 0.0%**
People’s United Financial, Inc.(a)	1,003	17,171

Semiconductors – 4.5%
Advanced Micro Devices, Inc.*(a)	940	29,037
Analog Devices, Inc.	515	47,617
Applied Materials, Inc.	3,214	124,221
Broadcom, Inc.	577	142,363
Intel Corp.	1,715	81,102
IPG Photonics Corp.*	80	12,486
KLA-Tencor Corp.	1,450	147,479
Lam Research Corp.	855	129,704
Microchip Technology, Inc.(a)	1,108	87,432
Micron Technology, Inc.*	3,584	162,104
NVIDIA Corp.	237	66,602
Qorvo, Inc.*	1,525	117,257
QUALCOMM, Inc.	990	71,310
Skyworks Solutions, Inc.	1,371	124,363
Texas Instruments, Inc.	554	59,439
Xilinx, Inc.	254	20,363
Total Semiconductors		1,422,879

Shipbuilding – 0.6%
Huntington Ingalls Industries, Inc.	778	199,230

Software – 2.4%
Activision Blizzard, Inc.	875	72,791
Adobe Systems, Inc.*	126	34,014
Akamai Technologies, Inc.*	758	55,448
ANSYS, Inc.*	108	20,161
Autodesk, Inc.*	145	22,636
Broadridge Financial Solutions, Inc.	161	21,244
CA, Inc.	423	18,675
Cadence Design Systems, Inc.*	415	18,808
Cerner Corp.*	861	55,457

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)

Software (continued)
Citrix Systems, Inc.*	251	$27,901
Electronic Arts, Inc.*	477	57,474
Fidelity National Information Services, Inc.	464	50,609
Fiserv, Inc.*	246	20,265
Intuit, Inc.	90	20,466
Microsoft Corp.	351	40,144
MSCI, Inc.	109	19,338
Oracle Corp.	899	46,352
Paychex, Inc.	266	19,591
Red Hat, Inc.*	131	17,853
salesforce.com, Inc.*	131	20,833
Synopsys, Inc.*	203	20,018
Take-Two Interactive Software, Inc.*	580	80,034
Total Software		760,112

Telecommunications – 0.6%
AT&T, Inc.	2,239	75,186
Cisco Systems, Inc.	438	21,309
Juniper Networks, Inc.	1,760	52,747
Motorola Solutions, Inc.	153	19,911
Verizon Communications, Inc.	354	18,900
Total Telecommunications		188,053

Textiles – 0.1%
Mohawk Industries, Inc.*	152	26,653

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.(a)	370	38,894

Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	202	19,780
CSX Corp.	1,275	94,414
Expeditors International of Washington, Inc.	246	18,089
FedEx Corp.	382	91,982
JB Hunt Transport Services, Inc.	780	92,773
Kansas City Southern	451	51,089
Norfolk Southern Corp.	474	85,557
Union Pacific Corp.	540	87,928
United Parcel Service, Inc., Class B	467	54,522
Total Transportation		596,134

Water – 0.1%
American Water Works Co., Inc.	212	18,650
Total Common Stocks
(Cost $26,303,337)		31,188,518
MONEY MARKET FUND – 2.3%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.96%(b) (Cost $743,676)	743,676	743,676

REPURCHASE AGREEMENTS – 1.2%(c)
Mizuho Securities USA, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $142,165, (collateralized by various U.S. Government Agency Obligations, 2.00%-8.50%, 11/01/18-08/20/47, totaling $144,564)	$142,138	142,138

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $250,047, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $254,239)	$250,000	$250,000
Total Repurchase Agreements
(Cost $392,138)		392,138

Total Investments – 101.3%
(Cost $27,439,151)		32,324,332
Liabilities in Excess of Other Assets – (1.3%)		(419,437)
Net Assets – 100.0%		$31,904,895

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,440,490; the aggregate market value of the collateral held by the fund is $2,493,447. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,101,309.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
	% of
	Net Assets
Advertising	0.2%
Aerospace/Defense	2.1
Agriculture	0.7
Airlines	2.3
Apparel	0.7
Auto Manufacturers	1.3
Auto Parts & Equipment	0.7
Banks	6.7
Beverages	0.5
Biotechnology	2.0
Building Materials	1.5
Chemicals	1.8
Commercial Services	3.1
Computers	2.0
Cosmetics/Personal Care	0.5
Distribution/Wholesale	0.7
Diversified Financial Services	5.2
Electric	2.2
Electrical Components & Equipment	0.3
Electronics	1.4
Engineering & Construction	0.8
Environmental Control	0.8
Food	1.7
Forest Products & Paper	0.5
Gas	0.0	**
Hand/Machine Tools	0.4

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Healthcare - Products	1.6%
Healthcare - Services	3.6
Home Builders	1.6
Home Furnishings	0.5
Household Products/Wares	0.4
Housewares	0.1
Insurance	7.3
Internet	2.0
Iron / Steel	0.4
Leisure Time	1.7
Lodging	1.2
Machinery - Construction & Mining	0.4
Machinery - Diversified	1.7
Media	3.0
Mining	0.5
Miscellaneous Manufacturing	1.2
Oil & Gas	6.5
Oil & Gas Services	1.1
Packaging & Containers	0.8
Pharmaceuticals	3.8
Pipelines	0.5
Real Estate	0.2
REITS	1.4
Retail	5.9
Savings & Loans	0.0 **
Semiconductors	4.5
Shipbuilding	0.6
Software	2.4
Telecommunications	0.6
Textiles	0.1
Toys/Games/Hobbies	0.1
Transportation	1.9
Water	0.1
Money Market Fund	2.3
Repurchase Agreements	1.2
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 98.1%
Asset Allocation Fund – 12.9%
SPDR Bloomberg Barclays Convertible Securities ETF	44,077	$2,377,513

Debt Fund – 85.2%
High Yield ETF(a)	59,306	2,173,565
Invesco Financial Preferred ETF	116,956	2,127,430
Invesco Fundamental Investment Grade Corporate Bond ETF(a)	131,948	3,255,157
Invesco Global Short Term High Yield Bond ETF	23,260	541,842
Invesco National AMT-Free Municipal Bond ETF	21,522	533,530
Invesco Senior Loan ETF	63,051	1,460,892
Invesco Variable Rate Preferred ETF	58,011	1,443,894
iShares Floating Rate Bond ETF	14,249	726,984
Vanguard Mortgage-Backed Securities ETF	14,124	720,324
Vanguard Short-Term Treasury ETF	9,102	543,753
WisdomTree Emerging Markets Corporate Bond Fund	31,375	2,168,326
Total Debt Fund		15,695,697

Total Exchange Traded Funds (Cost $18,081,485)		18,073,210

MONEY MARKET FUND – 2.1%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.96%(b) (Cost $388,621)	388,621	388,621

REPURCHASE AGREEMENTS – 5.5%(c)
Citigroup Global Markets, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $250,047, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 10/15/18-02/01/57, totaling $254,153)	$250,000	250,000
Daiwa Capital Markets America, dated 09/28/18, due 10/01/18, 2.27%, total to be received $250,047, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 10/25/18-09/09/49, totaling $254,310)	250,000	250,000
Deutsche Bank Securities, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $16,334, (collateralized by various U.S. Government Agency Obligations, 0.13%-3.88%, 07/15/19-02/15/44, totaling $16,599)	16,331	16,331
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.27%, total to be received $250,047, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.50%, 09/30/18-08/20/68, totaling $254,343)	250,000	250,000

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $250,047, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $254,239)	$250,000	$250,000

Total Repurchase Agreements
(Cost $1,016,331)		1,016,331
Total Investments – 105.7%
(Cost $19,486,437)		19,478,162
Liabilities in Excess of Other Assets – (5.7%)		(1,056,299)
Net Assets – 100.0%		$18,421,863

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $986,714; the aggregate market value of the collateral held by the fund is $1,016,331.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	12.9%
Debt Fund	85.2
Money Market Fund	2.1
Repurchase Agreements	5.5
Total Investments	105.7
Liabilities in Excess of Other Assets	(5.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%
ARGENTINA – 3.5%
Banco Macro SA(a)	1,610	$66,606
Empresa Distribuidora Y Comercializadora Norte*(a)	3,463	86,575
Grupo Financiero Galicia SA(a)(b)	2,517	64,007
Grupo Supervielle SA(a)(b)	8,779	67,335
Loma Negra Cia Industrial Argentina SA*(a)	8,191	72,408
Pampa Energia SA*(a)	2,872	89,176
Total Argentina		446,107

BELGIUM – 1.6%
Anheuser-Busch InBev SA/NV(a)(b)	2,342	205,089

BRAZIL – 5.3%
Ambev SA(a)	13,843	63,262
Banco Bradesco SA(a)	11,149	78,935
Banco Santander Brasil SA(a)	5,997	52,834
Cia de Saneamento Basico do Estado de Sao Paulo(a)	18,064	106,578
Embraer SA(a)	4,120	80,711
Fibria Celulose SA(a)	3,579	66,319
Itau Unibanco Holding SA(a)	4,980	54,680
Telefonica Brasil SA(a)	4,601	44,768
TIM Participacoes SA(a)	1,874	27,154
Vale SA(a)	6,943	103,034
Total Brazil		678,275

CANADA – 3.9%
Canadian Solar, Inc.*(b)	11,562	167,649
CGI Group, Inc., Class A*	478	30,821
Magna International, Inc.	2,276	119,558
Manulife Financial Corp.	4,145	74,113
Mercer International, Inc.	6,099	102,463
Total Canada		494,604

CHILE – 0.7%
Latam Airlines Group SA(a)(b)	9,594	90,184

CHINA – 15.6%
58.com, Inc.*(a)	1,153	84,861
Alibaba Group Holding Ltd.*(a)(b)	2,291	377,465
Autohome, Inc.(a)(b)	608	47,065
Baidu, Inc.*(a)	141	32,244
Baozun, Inc.*(a)(b)	375	18,218
Bright Scholar Education Holdings Ltd.*(a)(b)	2,698	33,428
Changyou.com Ltd.(a)(b)	9,065	119,658
Ctrip.com International Ltd.*(a)	1,267	47,094
Daqo New Energy Corp.*(a)	653	17,050
Fang Holdings Ltd.*(a)	33,197	85,980
Huaneng Power International, Inc.(a)(b)	1,526	39,523
Huazhu Group Ltd.(a)(b)	836	27,003
JD.Com, Inc.*(a)(b)	839	21,890
JinkoSolar Holding Co., Ltd.*(a)(b)	4,826	51,976
Jumei International Holding Ltd.*(a)	62,230	132,550
LexinFintech Holdings Ltd.*(a)	9,277	92,121
Link Motion, Inc.*(a)(b)	121,590	80,249
Momo, Inc.*(a)(b)	2,406	105,383
NetEase, Inc.(a)	219	49,987
New Oriental Education & Technology Group, Inc.*(a)	626	46,330
Noah Holdings Ltd.*(a)(b)	496	20,901
Tarena International, Inc.(a)(b)	10,037	81,500
Vipshop Holdings Ltd.*(a)	8,349	52,098
Weibo Corp.*(a)(b)	957	69,985
Yirendai Ltd.(a)(b)	6,107	112,369
YY, Inc.*(a)	1,094	81,963
ZTO Express Cayman, Inc.(a)(b)	3,879	64,275
Total China		1,993,166

COLOMBIA – 1.4%
Bancolombia SA(a)	1,747	72,885
Ecopetrol SA(a)	4,126	111,113
Total Colombia		183,998

FRANCE – 4.0%
Criteo SA*(a)(b)	9,085	208,410
Sanofi(a)	6,708	299,646
Total France		508,056

HONG KONG – 2.8%
Melco Resorts Entertainment Ltd.(a)	16,841	356,187

INDIA – 0.8%
HDFC Bank Ltd.(a)	629	59,189
ICICI Bank Ltd.(a)	5,122	43,486
Total India		102,675

IRELAND – 2.5%
Trinity Biotech PLC*(a)(b)	80,164	320,656

LUXEMBOURG – 11.0%
ArcelorMittal(b) (c)	14,538	448,643
Tenaris SA(a)	13,943	467,369
Ternium SA(a)	15,857	480,309
Total Luxembourg		1,396,321

MEXICO – 1.5%
America Movil SAB de CV, Class L(a)	2,860	45,932
Cemex SAB de CV*(a)	9,136	64,317
Coca-Cola Femsa SAB de CV(a)	688	42,133
Grupo Televisa SAB(a)	1,959	34,753
Total Mexico		187,135

NETHERLANDS – 14.6%
ASML Holding N.V.(c)	1,658	311,737
Royal Dutch Shell PLC, Class A(a)	8,191	558,135
Royal Dutch Shell PLC, Class B(a)(b)	7,660	543,324
VEON Ltd.(a)(b)	156,017	452,449
Total Netherlands		1,865,645

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
NORWAY – 3.3%
Equinor ASA(a)	14,810	$417,642

PERU – 0.8%
Cia de Minas Buenaventura SAA(a)	7,317	98,121

RUSSIA – 0.8%
Mobile TeleSystems PJSC(a)	11,211	95,630

SOUTH AFRICA – 0.2%
MiX Telematics Ltd.(a)	1,614	23,306

SPAIN – 2.5%
Grifols SA(a)	14,825	316,810

SWEDEN – 2.9%
Telefonaktiebolaget LM Ericsson(a)	42,668	375,478

SWITZERLAND – 2.5%
STMicroelectronics NV(b) (c)	17,221	315,833

TAIWAN – 4.2%
Silicon Motion Technology Corp.(a)	9,302	499,518
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	908	40,097
Total Taiwan		539,615

UNITED KINGDOM – 6.3%
AstraZeneca PLC(a)(b)	6,600	261,162
BP PLC(a)	11,827	545,225
Total United Kingdom		806,387

UNITED STATES – 6.9%
Carnival PLC(a)	3,770	237,812
IMAX Corp.*	2,146	55,367
Mitel Networks Corp.*(b)	11,098	122,300
Resolute Forest Products, Inc.*	8,900	115,255
Shire PLC(a)	1,597	289,488
Tucows, Inc., Class A*(b)	1,023	57,032
Total United States		877,254

Total Common Stocks (Cost $13,137,055)		12,694,174

MONEY MARKET FUND – 0.7%
BlackRock Liquidity Funds FedFund Portfolio, 1.96%(d) (Cost $91,867)	91,867	91,867

Investments	Principal	Value
REPURCHASE AGREEMENTS – 19.1%(e)
Citigroup Global Markets, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $569,123, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 10/15/28-02/01/57, totaling $578,470)	$569,016	$569,016
Daiwa Capital Markets America, dated 09/28/18, due 10/01/18, 2.27%, total to be received $569,124, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 10/25/18-09/09/49, totaling $578,825)	569,016	569,016
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $168,575, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.63%, 05/23/19-09/09/49, totaling $171,325)	168,543	168,543
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.27%, total to be received $569,124, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.50%, 09/30/18-08/20/68, totaling $578,901)	569,016	569,016
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $569,123, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $578,665)	569,016	569,016

Total Repurchase Agreements (Cost $2,444,607)		2,444,607
Total Investments – 119.4% (Cost $15,673,529)		15,230,648
Liabilities in Excess of Other Assets – (19.4%)		(2,479,652)

Net Assets – 100.0%		$12,750,996

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,357,515; the aggregate market value of the collateral held by the fund is $3,440,820. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $996,213.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2018.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

September 30, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	0.6%
Airlines	0.7
Auto Parts & Equipment	0.9
Banks	4.4
Beverages	2.4
Biotechnology	2.3
Building Materials	1.1
Chemicals	0.1
Commercial Services	1.3
Computers	0.2
Diversified Financial Services	1.8
Electric	1.7
Energy - Alternate Sources	1.7
Entertainment	0.4
Forest Products & Paper	2.2
Healthcare - Products	2.5
Insurance	0.6
Internet	10.3
Iron / Steel	8.1
Leisure Time	1.9
Lodging	3.0
Media	0.3
Metal Fabricate/Hardware	3.7
Mining	0.8
Oil & Gas	17.1
Pharmaceuticals	6.9
Semiconductors	9.2
Software	3.0
Telecommunications	9.1
Transportation	0.5
Water	0.8
Money Market Fund	0.7
Repurchase Agreements	19.1
Total Investments	119.4
Liabilities in Excess of Other Assets	(19.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEW TECH AND MEDIA ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 97.3%
Commercial Services – 12.6%
PayPal Holdings, Inc.*	17,579	$1,544,139
Square, Inc., Class A*(a)	28,690	2,840,597
Total Commercial Services		4,384,736

Healthcare - Products – 9.0%
Align Technology, Inc.*	4,000	1,564,880
Intuitive Surgical, Inc.*	2,756	1,581,944
Total Healthcare - Products		3,146,824

Home Furnishings – 4.5%
Roku, Inc., Class A*(a)	21,407	1,563,353

Internet – 22.5%
Alphabet, Inc., Class C*	600	716,082
Amazon.com, Inc.*	1,447	2,898,341
IAC/InterActiveCorp*	7,269	1,575,338
Netflix, Inc.*	2,300	860,499
Zendesk, Inc.*	25,000	1,775,000
Total Internet		7,825,260

Office / Business Equipment – 4.1%
Zebra Technologies Corp., Class A*	8,118	1,435,506

Semiconductors – 7.2%
Advanced Micro Devices, Inc.*(a)	29,282	904,521
NVIDIA Corp.	5,743	1,613,898
Total Semiconductors		2,518,419

Software – 26.4%
Adobe Systems, Inc.*	6,840	1,846,458
Autodesk, Inc.*	11,900	1,857,709
Cloudera, Inc.*	57,228	1,010,074
Microsoft Corp.	13,401	1,532,673
salesforce.com, Inc.*	8,729	1,388,173
VMware, Inc., Class A*	10,000	1,560,600
Total Software		9,195,687

Telecommunications – 11.0%
Arista Networks, Inc.*	5,800	1,541,988
Cisco Systems, Inc.	17,486	850,694
Intelsat SA*	48,000	1,440,000
Total Telecommunications		3,832,682

Total Common Stocks (Cost $31,169,635)		33,902,467

MONEY MARKET FUND – 2.8%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 1.97%(b) (Cost $956,754)	956,754	956,754

REPURCHASE AGREEMENT – 0.0%**(c)
NatWest Markets PLC, dated 09/28/18, due 10/01/18, 1.67%, total to be received $216, (collateralized by various U.S. Government Agency Obligations, 2.75%-6.63%, 02/15/27-08/15/47, totaling $219)
(Cost $216)	$216	$216
Total Investments – 100.1%
(Cost $32,126,605)		34,859,437
Liabilities in Excess of Other Assets – (0.1%)		(28,025)
Net Assets – 100.0%		$34,831,412

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,183,718; the aggregate market value of the collateral held by the fund is $4,269,833. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,269,617.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commercial Services	12.6%
Healthcare - Products	9.0
Home Furnishings	4.5
Internet	22.5
Office / Business Equipment	4.1
Semiconductors	7.2
Software	26.4
Telecommunications	11.0
Money Market Fund	2.8
Repurchase Agreement	0.0 **
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 28.3%

Commercial Mortgage Backed Securities – 3.4%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	$189,955	$188,754
Aventura Mall Trust, Class C, Series 2013-AVM, 3.87%, 12/05/32@‡*	250,000	253,427
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 2.50%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	180,450	175,851
BX Trust, Class B, Series 2018-GW, 3.18%, (1-Month USD LIBOR + 1.02%), 05/15/35@‡	700,000	701,732
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34‡	445,000	446,545
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	481,921
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/34@‡*	200,000	199,452
Hospitality Mortgage Trust, Class B, Series 2017-HIT, 3.31%, (1-Month USD LIBOR + 1.18%), 05/08/30@‡	750,000	751,122
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	306,946	308,167
Motel 6 Trust, Class A, Series 2017-MTL6, 3.08%, (1-Month USD LIBOR + 0.92%), 08/15/34@‡	648,830	650,038
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	295,068	293,710
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	165,951	164,066
VSD LLC, 3.60%, 12/25/43	119,973	119,941
Total Commercial Mortgage Backed Securities		4,734,726

Residential Mortgage Backed Securities – 24.9%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	267,346	262,018
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	97,466	100,657
AMSR Trust, Class C, Series 2016-SFR1, 4.41%, (1-Month USD LIBOR + 2.25%), 11/17/33@‡	762,500	764,414
Angel Oak Mortgage Trust I LLC, Class A1, Series 2018-2, 3.67%, 07/27/48@‡*	148,739	149,105
Angel Oak Mortgage Trust LLC, Class A1, Series 2017-3, 2.71%, 11/25/47@‡*	450,975	448,974
Arroyo Mortgage Trust, Class A1, Series 2018-1, 3.76%, 04/25/48@‡*	649,926	651,678
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 01/25/35	69,207	71,233
Banc of America Funding Trust, Class 5A1, Series 2004-A, 4.75%, 07/20/34@*	157,979	158,857
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	143,980	144,464
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	162,474	165,550
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	204,929	203,550
Bayview Opportunity Master Fund IVa Trust, Class A1, Series 2017-RT1, 3.00%, 03/28/57@‡*	727,996	713,953
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	406,439	404,670
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 4.23%, 06/25/34@*	258,240	263,590
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 3.90%, 04/25/34@*	262,032	263,552
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 4.59%, 11/25/34@*	420,227	428,224
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 4.51%, 01/25/35@*	394,105	413,123
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.91%, 01/25/35@*	633,978	640,187
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	249,406	256,228
Citigroup Mortgage Loan Trust, Class A1, Series 2018-RP3, 3.25%, 03/25/61@‡*	360,086	360,965
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	390,236	393,700
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2013-A, 3.00%, 05/25/42@‡*	881,141	868,141
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	224,310	224,592
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	491,828	488,231
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	187,403	184,097
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.31%, (1-Month USD LIBOR + 2.15%), 12/17/33@‡	665,000	667,543
COLT Mortgage Loan Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	441,364	440,139
COLT Mortgage Loan Trust, Class A1, Series 2018-2, 3.47%, 07/27/48@‡*	301,688	301,383
Corevest American Finance Trust, Class A, Series 2018-1, 3.80%, 06/15/51‡	308,092	308,548
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	236,917	238,651
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.00%, 04/25/43@‡*	403,176	400,805
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.76%, 04/25/44@‡*	479,986	476,489
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 4.27%, 09/25/34@*	72,006	73,154
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	43,470	43,854
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.96%, 01/25/34@*	143,935	148,477
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	133,969	133,376

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	$156,560	$155,333
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	621,379	615,018
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 4.21%, 06/25/34@*	184,024	186,973
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	59,305	60,112
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	215,995	224,246
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 3.86%, 06/25/34@*	243,953	241,604
Homeward Opportunities Fund I Trust, Class A1, Series 2018-1, 3.77%, 06/25/48@‡*	418,155	419,205
JPMorgan Mortgage Trust, Class AM, Series 2014-2, 3.40%, 06/25/29@‡*	561,923	557,836
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	324,372	323,624
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 4.15%, 07/25/34@*	167,680	168,163
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 4.48%, 08/25/34@*	138,504	140,270
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 4.33%, 09/25/34@*	84,841	86,278
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 4.02%, 04/25/35@*	420,296	419,161
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 3.04%, 12/25/44@‡*	325,223	325,339
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 3.08%, 05/25/45@‡*	555,705	555,203
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47@‡*	702,931	674,450
JPMorgan Mortgage Trust, Class A1, Series 2017-5, 3.17%, 10/26/48@‡*	853,503	847,156
JPMorgan Mortgage Trust, Class A3, Series 2017-4, 3.50%, 11/25/48@‡*	210,154	204,942
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	239,255	248,577
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	156,477	162,859
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	19,771	19,802
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	162,483	165,476
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 4.10%, 08/25/34@*	507,616	508,948
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	490,319	480,831
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡*	268,361	263,850
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	122,994	127,549
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	151,708	152,110
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡*	861,725	861,862
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	613,609	612,548
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	400,331	399,401
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 3.94%, (1-Month USD LIBOR + 1.73%), 03/25/35@	883,894	896,858
Oak Hill Advisors Residential Loan Trust, Class A1, Series 2017-NPL2, 3.00%, 07/25/57‡	284,288	280,576
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL3, 3.25%, 06/29/32‡	354,095	352,376
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2018-NPL3, 4.13%, 08/27/33‡	236,619	236,966
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57‡	242,231	241,635
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34‡	665,000	642,226
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@*	18,687	18,741
RCO Mortgage LLC, Class A1, Series 2017-1, 3.38%, 08/25/22‡	105,558	105,198
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 3.11%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	500,939	501,433
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 4.33%, 02/25/34@*	234,601	234,973
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.17%, 04/25/34@*	390,513	397,450
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 4.17%, 04/25/34@*	73,328	73,875
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.19%, 12/25/33@*	147,100	148,115
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.24%, 02/25/34	425,458	431,202
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	268,491	274,042
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 4.38%, 11/25/33@*	195,943	196,123
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	260,000	257,529
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡*	502,727	496,185
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	247,460
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	385,874	378,126
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	442,414	431,966
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	265,000	254,536
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	122,619	121,985
Verus Securitization Trust, Class A1, Series 2017-2A, 2.49%, 07/25/47@‡*	701,371	687,599
Verus Securitization Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	651,940	644,999

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Verus Securitization Trust, Class A3, Series 2018-INV1, 4.05%, 03/25/58@‡*	$96,478	$96,712
Verus Securitization Trust, Class A1, Series 2018-2, 3.68%, 06/01/58@‡*	750,400	751,581
VOLT LVI LLC, Class A1, Series 2017-NPL3, 3.50%, 03/25/47‡	360,058	359,265
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 4.23%, 06/25/33@*	130,232	132,084
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 3.91%, 08/25/33@*	91,578	91,328
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 4.47%, 06/25/33@*	16,796	17,053
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 4.62%, 10/25/33@*	102,526	104,079
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 4.42%, 10/25/33@*	103,991	106,030
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 3.92%, 02/25/34@*	208,881	217,107
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.49%, 07/25/34@*	67,186	69,386
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 4.48%, 07/25/34@*	189,261	193,723
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 4.33%, 10/25/34@*	264,643	267,567
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 3.76%, 12/25/34@*	68,199	69,866
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 4.21%, 06/25/35@*	371,775	384,285
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	60,263	62,079
Total Residential Mortgage Backed Securities		33,939,217
Total Mortgage Backed Securities
(Cost $38,938,571)		38,673,943
ASSET BACKED SECURITIES – 27.2%
ACC Trust, Class A, Series 2018-1, 3.70%, 12/21/20‡	319,142	319,055
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	75,471	75,558
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	645,000	642,904
American Credit Acceptance Receivables Trust, Class C, Series 2018-3, 3.75%, 10/15/24‡	415,000	414,838
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	720,000	718,405
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-2, 2.21%, 05/10/21	290,000	288,951
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	72,647	72,630
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	654,496
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	714,234
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	688,866	688,786
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35‡	469,208	459,413
Ascentium Equipment Receivables Trust, Class B, Series 2017-1A, 2.85%, 10/10/21‡	645,000	628,907
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	385,402	383,703
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	438,299	428,519
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	102,412	100,425
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	485,074	471,260
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	26,544	26,531
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	395,849	395,720
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	170,217	170,162
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	998,921
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	356,097	352,166
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	637,493
CLUB Credit Trust, Class B, Series 2017-P1, 3.56%, 09/15/23‡	270,000	268,729
Conn's Receivables Funding LLC, Class B, Series 2018-A, 4.65%, 01/15/23‡	365,000	365,609
Consumer Loan Underlying Bond Credit Trust, Class A, Series 2018-P2, 3.47%, 10/15/25‡	410,000	411,113
CPS Auto Receivables Trust, Class B, Series 2017-C, 2.30%, 07/15/21‡	805,000	800,379
CPS Auto Trust, Class D, Series 2018-C, 4.40%, 06/17/24‡	390,000	390,328
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	615,000	609,091
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	264,538	264,404
Diamond Resorts Owner Trust, Class A, Series 2017-1A, 3.27%, 10/22/29‡	387,327	383,791
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	119,991	119,541
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	271,023	271,451
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	665,000	665,450
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	805,000	803,112
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	104,672	104,366
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	230,765	231,142
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	352,858	353,078
Exeter Automobile Receivables Trust, Class B, Series 2017-1A, 3.00%, 12/15/21‡	455,000	454,956

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	$785,000	$780,886
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	266,952
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	342,625	344,252
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	1,115,000	1,119,728
Exeter Automobile Receivables Trust, Class C, Series 2018-1A, 3.03%, 01/17/23‡	465,000	460,160
Exeter Automobile Receivables Trust, Class C, Series 2018-2A, 3.69%, 03/15/23‡	445,000	444,093
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	641,503
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	106,331	106,346
Flagship Credit Auto Trust, Class D, Series 2014-2, 5.21%, 02/15/21‡	645,000	652,329
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	294,372	293,897
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22‡	650,000	640,992
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	441,102
GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	770,000	764,437
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	167,023	165,735
Hertz Vehicle Financing II LP, Class A, Series 2015-1A, 2.73%, 03/25/21‡	910,000	902,412
Hertz Vehicle Financing II LP, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	199,464
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	275,198	273,622
Hilton Grand Vacations Trust, Class A, Series 2018-AA, 3.54%, 02/25/32‡	415,000	415,065
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2018-A, 2.55%, 08/17/20‡	550,000	549,282
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29‡	645,000	645,368
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	309,869	307,639
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	200,559	196,335
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	43,338	43,447
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	3,393	3,397
Oportun Funding IX LLC, Class A, Series 2018-B, 3.91%, 07/08/24‡	390,000	388,878
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	204,313	200,685
Prestige Auto Receivables Trust, Class C, Series 2017-1A, 2.81%, 01/17/23‡	810,000	793,834
Prosper Marketplace Issuance Trust, Class A, Series 2018-1A, 3.11%, 06/17/24‡	285,031	285,133
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	645,865
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31@‡*	32,793	32,719
Skopos Auto Receivables Trust, Class A, Series 2018-1A, 3.19%, 09/15/21‡	320,405	320,149
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	236,622	235,248
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	93,519	93,610
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	443,498	441,694
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	425,779	425,344
Sofi Consumer Loan Program Trust, Class A1, Series 2018-3, 3.20%, 08/25/27‡	601,923	601,953
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	318,500	315,813
SoFi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	208,398	207,361
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29‡	805,000	802,976
Taco Bell Funding LLC, Class A2I, Series 2016-1A, 3.83%, 05/25/46‡	453,100	453,889
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	389,609	388,592
Tidewater Auto Receivables Trust, Class B, Series 2018-AA, 3.45%, 11/15/24‡	525,000	523,428
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	533,523	526,003
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	255,064	249,929
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	518,950	520,298
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	249,031	247,905
Westgate Resorts LLC, Class A, Series 2018-1A, 3.38%, 12/20/31‡	477,972	475,486
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	409,857	409,463
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	734,150	734,211

Total Asset Backed Securities
(Cost $37,313,937)		37,118,526

CORPORATE BONDS – 23.4%

Consumer Discretionary – 2.6%
Aptiv Corp., 4.15%, 03/15/24	510,000	511,602
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	490,000	485,705
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 02/01/24	235,000	236,715
DR Horton, Inc., 4.75%, 02/15/23(a)	410,000	420,384
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	360,000	354,858
General Motors Financial Co., Inc., 3.55%, 04/09/21	94,000	93,991
Hyundai Capital America, 2.45%, 06/15/21‡	515,000	495,795
Lennar Corp., 5.25%, 06/01/26	390,000	388,050
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	495,000	493,144
Total Consumer Discretionary		3,480,244

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Consumer Staples – 1.2%
Campbell Soup Co., 3.30%, 03/15/21(a)	$110,000	$109,016
Campbell Soup Co., 3.65%, 03/15/23(a)	450,000	441,794
CVS Health Corp., 3.05%, (3-Month USD LIBOR + 0.72%), 03/09/21@	130,000	131,067
CVS Health Corp., 3.70%, 03/09/23	382,000	380,386
Kraft Heinz Foods Co., 3.50%, 07/15/22	281,000	279,106
Kraft Heinz Foods Co., 4.00%, 06/15/23	265,000	266,033
Total Consumer Staples		1,607,402

Energy – 0.9%
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	350,000	359,188
Kinder Morgan, Inc., 3.15%, 01/15/23	350,000	340,825
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	582,385
Total Energy		1,282,398

Financials – 10.6%
Ares Capital Corp., 3.50%, 02/10/23	545,000	521,304
Aviation Capital Group LLC, 3.88%, 05/01/23‡	306,000	303,099
Bank of America Corp., 3.34%, (3-Month USD LIBOR + 1.00%), 04/24/23@	535,000	542,398
Bank of America Corp., 3.11%, (3-Month USD LIBOR + 0.77%), 02/05/26@	243,000	239,118
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	555,000	566,794
Citigroup, Inc., 3.30%, (3-Month USD LIBOR + 0.96%), 04/25/22@	670,000	677,011
Citigroup, Inc., 3.65%, (3-Month USD LIBOR + 1.25%), 07/01/26@	850,000	857,957
FS Investment Corp., 4.25%, 01/15/20	345,000	345,315
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	159,312
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	515,000	504,816
Goldman Sachs Group, Inc. (The), 3.92%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	281,373
Goldman Sachs Group, Inc. (The), 3.48%, (3-Month USD LIBOR + 1.17%), 05/15/26@	595,000	595,888
Goldman Sachs Group, Inc. (The), 4.09%, (3-Month USD LIBOR + 1.75%), 10/28/27@	650,000	674,835
Huntington Bancshares, Inc., 7.00%, 12/15/20(a)	200,000	214,365
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	350,000	359,625
iStar, Inc., 6.00%, 04/01/22	235,000	237,350
Jefferies Group LLC, 6.88%, 04/15/21	82,000	88,000
JPMorgan Chase & Co., 3.24%, (3-Month USD LIBOR + 0.90%), 04/25/23@	400,000	403,942
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%)#@	805,000	825,125
Lincoln National Corp., 4.39%, (3-Month USD LIBOR + 2.04%), 04/20/67@	100,000	92,135
Morgan Stanley, 3.74%, (3-Month USD LIBOR + 1.40%), 10/24/23@	1,950,000	2,004,893
Navient Corp., 6.50%, 06/15/22	385,000	400,585
Nuveen Finance LLC, 2.95%, 11/01/19‡	400,000	399,557
Santander Holdings USA, Inc., 3.70%, 03/28/22	585,000	578,275
SBA Tower Trust, 3.16%, 10/08/20‡	570,000	568,575
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	767,891
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	768,583
Wells Fargo Bank NA, 3.55%, 08/14/23	445,000	443,209
Total Financials		14,421,330

Health Care – 2.1%
Allergan Funding SCS, 3.00%, 03/12/20	85,000	84,924
Allergan Funding SCS, 3.45%, 03/15/22	85,000	84,498
Anthem, Inc., 2.95%, 12/01/22	347,000	337,703
Becton Dickinson and Co., 3.26%, (3-Month USD LIBOR + 0.88%), 12/29/20@	183,000	183,283
Becton Dickinson and Co., 2.89%, 06/06/22	622,000	605,258
Cardinal Health, Inc., 2.62%, 06/15/22	640,000	612,858
Elanco Animal Health, Inc., 3.91%, 08/27/21‡	44,000	44,071
Elanco Animal Health, Inc., 4.27%, 08/28/23‡	112,000	112,575
Halfmoon Parent, Inc., 2.98%, (3-Month USD LIBOR + 0.65%), 09/17/21@‡	350,000	350,565
Halfmoon Parent, Inc., 3.22%, (3-Month USD LIBOR + 0.89%), 07/15/23@‡(a)	224,000	224,159
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	289,193
Total Health Care		2,929,087

Industrials – 2.0%
CNH Industrial Capital LLC, 4.20%, 01/15/24	435,000	433,918
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	72,356	73,803
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%)#@	370,000	360,935
Masco Corp., 3.50%, 04/01/21	515,000	515,032
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.13%, 08/01/23‡	385,000	384,783
Pitney Bowes, Inc., 4.38%, 05/15/22	738,000	687,263
TransDigm, Inc., 6.50%, 07/15/24	270,000	277,290
Total Industrials		2,733,024

Information Technology – 0.1%
Hewlett Packard Enterprise Co., 3.50%, 10/05/21	180,000	179,933

Materials – 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.84%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡(a)	380,000	386,175

Real Estate – 0.5%
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,333
Greystar Student Housing Growth & Income OP LP, 4.60%, 12/01/24	100,000	106,935
Hospitality Properties Trust, 4.65%, 03/15/24	515,000	512,517
Total Real Estate		704,785

Telecommunication Services – 2.7%
AT&T, Inc., 3.21%, (3-Month USD LIBOR + 0.89%), 02/15/23@‡	525,000	520,566
AT&T, Inc., 3.51%, (3-Month USD LIBOR + 1.18%), 06/12/24@	695,000	698,666
Crown Castle International Corp., 4.88%, 04/15/22	355,000	366,585
Motorola Solutions, Inc., 3.75%, 05/15/22	51,173	50,781
Motorola Solutions, Inc., 3.50%, 03/01/23(a)	260,000	253,496
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21‡	585,000	584,269
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	445,000	445,912

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Telecommunication Services (continued)
Verizon Communications, Inc., 3.41%, (3-Month USD LIBOR + 1.10%), 05/15/25@	$782,000	$789,465
Total Telecommunication Services		3,709,740

Utilities – 0.4%
PSEG Power LLC, 3.85%, 06/01/23	510,000	508,643
Total Corporate Bonds
(Cost $32,160,637)		31,942,761

TERM LOANS – 11.1%

Aerospace – 0.6%
TransDigm, Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 06/09/23@	201,933	202,901
TransDigm, Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 08/22/24@	167,881	168,578
TransDigm, Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 05/30/25@	74,625	74,923
United AirLines, Inc., 3.99%, (1-Month USD LIBOR + 1.75%), 04/01/24@	333,778	333,986
Total Aerospace		780,388

Chemicals – 0.3%
Ineos US Finance LLC, 4.24%, (1-Month USD LIBOR + 2.00%), 04/01/24@	362,263	363,496

Consumer Non-Durables – 0.0%†
Herbalife Nutrition Ltd., 5.49%, (1-Month USD LIBOR + 3.25%), 08/18/25@	65,000	65,663

Energy – 0.5%
Lotus Midstream, LLC, 09/26/25@(b)	45,000	45,338
Medallion Midland Acquisition, LLC, 5.49%, (1-Month USD LIBOR + 3.25%), 10/30/24@	347,824	346,085
Ultra Resources, Inc., 5.17%, (1-Month USD LIBOR + 3.00%), 04/12/24@	365,000	329,945
Total Energy		721,368

Financials – 0.2%
Delos Finance S.a.r.l., 4.14%, (3-Month USD LIBOR + 1.75%), 10/06/23@	289,000	290,445

Food and Drug – 0.4%
Albertson's LLC, 4.99%, (1-Month USD LIBOR + 2.75%), 08/25/21@	477,784	478,828

Food/Tobacco – 0.6%
Aramark Servies, Inc., 4.08%, (3-Month USD LIBOR + 1.75%), 03/28/24@	323,738	324,800
Hostess Brands, LLC, 4.49%, (1-Month USD LIBOR + 2.25%), 08/03/22@	463,954	464,896
Total Food/Tobacco		789,696

Gaming/Leisure – 1.8%
Eldorado Resorts, Inc., 4.44%, (2-Month USD LIBOR + 2.25%), 04/17/24@	594,085	597,676
GVC Holdings PLC, 4.74%, (1-Month USD LIBOR + 2.50%), 03/29/24@	338,300	340,132
MGM Growth Properties Operating Partnership LP, 4.24%, (1-Month USD LIBOR + 2.00%), 03/25/25@	611,325	612,804
Playa Resorts Holding B.V., 4.99%, (1-Month USD LIBOR + 2.75%), 04/29/24@	277,827	276,126
Scientific Games International, Inc., 4.99%, (1-Month USD LIBOR + 2.75%), 08/14/24@	4,975	4,973
Seminole Tribe of Florida, 3.99%, (1-Month USD LIBOR + 1.75%), 07/08/24@	276,302	277,960
Station Casinos LLC, 4.75%, (1-Month USD LIBOR + 2.50%), 06/08/23@	369,660	371,614
Total Gaming/Leisure		2,481,285

Health Care – 1.0%
Acadia Healthcare Co., Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 02/16/23@	171,735	173,144
CHS/Community Health Systems, Inc., 5.56%, (3-Month USD LIBOR + 3.25%), 01/27/21@	291,097	287,949
IQVIA Holdings, Inc., 4.14%, (3-Month USD LIBOR + 1.75%), 06/11/25@	229,425	229,617
Syneos Health, Inc. (fka INC Research Holdings, Inc.), 4.24%, (1-Month USD LIBOR + 2.00%), 08/01/24@	160,284	160,723
Valeant Pharmaceuticals International, Inc., 5.10%, (1-Month USD LIBOR + 3.00%), 06/02/25@	501,120	504,229
Total Health Care		1,355,662

Housing – 0.9%
Capital Automotive LP, 4.75%, (1-Month USD LIBOR + 2.50%), 03/25/24@	506,342	507,714
Quikrete Holdings, Inc., 4.99%, (1-Month USD LIBOR + 2.75%), 11/15/23@	445,192	446,724
Realogy Group, 4.40%, (1-Month USD LIBOR + 2.25%), 02/08/25@	283,594	284,763
Total Housing		1,239,201

Information Technology – 0.7%
Rackspace Hosting, Inc., 5.35%, (3-Month USD LIBOR + 3.00%), 11/03/23@	342,667	338,759
SS&C European Holdings S.a.r.l., 4.49%, (1-Month USD LIBOR + 2.25%), 04/16/25@	140,854	141,163
SS&C Technologies Holdings, Inc., 04/16/25@(b)	55,000	55,107
SS&C Technologies, Inc., 4.49%, (1-Month USD LIBOR + 2.25%), 04/16/25@	362,870	363,665
Total Information Technology		898,694

Manufacturing – 0.0%†
Altra Industrial Motion Corp., 09/26/25@(b)	35,000	35,137

Media/Telecom - Cable/Wireless Video – 1.3%
Charter Communications Operating, LLC (aka CCO Safari LLC), 4.25%, (1-Month USD LIBOR + 2.00%), 04/30/25@	465,492	466,710
CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), 4.41%, (1-Month USD LIBOR + 2.25%), 07/17/25@	389,053	389,700
Telenet Financing, 4.41%, (1-Month USD LIBOR + 2.25%), 08/15/26@	415,000	413,801
Virgin Media Bristol LLC, 4.66%, (1-Month USD LIBOR + 2.50%), 01/15/26@	495,000	496,378
Total Media/Telecom - Cable/Wireless Video		1,766,589

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Media/Telecom - Diversified Media – 0.4%
McGraw-Hill Global Education Holdings LLC, 6.24%, (1-Month USD LIBOR + 4.00%), 05/04/22@	$328,193	$319,509
Meredith Corp., 5.24%, (1-Month USD LIBOR + 3.00%), 01/31/25@	234,893	236,590
Total Media/Telecom - Diversified Media		556,099

Media/Telecom - Telecommunications – 0.9%
CenturyLink, Inc., 4.99%, (1-Month USD LIBOR + 2.75%), 01/31/25@	277,476	275,880
Frontier Communications Corp., 6.00%, (1-Month USD LIBOR + 3.75%), 06/15/24@	297,739	292,714
Level 3 Financing, Inc., 4.43%, (1-Month USD LIBOR + 2.25%), 02/22/24@	485,000	486,921
TDC A/S, 5.84%, (3-Month USD LIBOR + 3.50%), 06/04/25@	144,638	146,301
Total Media/Telecom - Telecommunications		1,201,816

Service – 0.5%
First Data Corp., 4.21%, (1-Month USD LIBOR + 2.00%), 07/08/22@	227,829	228,437
First Data Corp., 4.21%, (1-Month USD LIBOR + 2.00%), 04/26/24@	487,489	488,444
Total Service		716,881

Utilities – 1.0%
Calpine Corp., 4.89%, (3-Month USD LIBOR + 2.50%), 01/15/24@	434,408	434,996
NRG Energy, Inc., 4.14%, (3-Month USD LIBOR + 1.75%), 06/30/23@	380,653	381,486
Vistra Operations Co. LLC, 4.16%, (1-Month USD LIBOR + 2.00%), 12/31/25@	319,200	319,939
Vistra Operations Co. LLC, 4.24%, (1-Month USD LIBOR + 2.00%), 08/04/23@	225,574	226,138
Total Utilities		1,362,559

Total Term Loans
(Cost $15,098,184)		15,103,807

FOREIGN BONDS – 4.9%

Consumer Staples – 0.6%
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22‡	805,000	776,353

Financials – 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	405,000	411,538
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	149,700
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	479,403	482,998
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000	631,586
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000	755,609
Total Financials		2,431,431

Health Care – 0.4%
Bayer US Finance II LLC (Germany), 3.00%, (3-Month USD LIBOR + 0.63%), 06/25/21@‡	310,000	311,326
Bayer US Finance II LLC (Germany), 3.34%, (3-Month USD LIBOR + 1.01%), 12/15/23@‡	235,000	235,569
Total Health Care		546,895

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)

Industrials – 0.5%
British Airways Class B Pass-Through Trust (United Kingdom), 5.63%, 06/20/20‡	$122,651	$124,491
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, Series 2012-1A (Guernsey), 5.13%, 11/30/22‡	551,814	560,838
Total Industrials		685,329

Information Technology – 0.1%
Tencent Holdings Ltd. (China), 2.99%, 01/19/23‡	200,000	193,824

Materials – 1.5%
ArcelorMittal (Luxembourg), 6.13%, 06/01/25	365,000	397,110
FMG Resources August 2006 Pty Ltd. (Australia), 5.13%, 03/15/23‡(a)	240,000	235,800
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	640,000	639,891
James Hardie International Finance Dac (Ireland), 4.75%, 01/15/25‡	345,000	335,150
NOVA Chemicals Corp. (Canada), 4.88%, 06/01/24‡	60,000	57,990
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	450,000	428,625
Total Materials		2,094,566

Total Foreign Bonds
(Cost $6,870,126)		6,728,398

U.S. TREASURY BILL – 2.9%
U.S. Treasury Bill, 09/12/19, 2.59%(c)
(Cost $3,904,227)	4,000,000	3,904,658

MONEY MARKET FUND – 1.8%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.91%(d) (Cost $2,388,257)	2,388,257	2,388,257

REPURCHASE AGREEMENTS – 0.9%(e)
Citigroup Global Markets, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $302,931, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 10/15/18-02/01/57, totaling $307,906)	$302,874	302,874
Daiwa Capital Markets America, dated 09/28/18, due 10/01/18, 2.27%, total to be received $302,931, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 10/25/18-09/09/49, totaling $308,095)	302,874	302,874
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $89,713, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.63%, 05/23/19-09/09/49, totaling $91,176)	89,696	89,696
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.27%, total to be received $302,931, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.50%, 09/30/18-08/20/68, totaling $308,136)	302,874	302,874

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $302,931, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $308,010)	$302,874	$302,874

Total Repurchase Agreements
(Cost $1,301,192)		1,301,192
Total Investments – 100.5%
(Cost $137,975,131)		137,161,542
Liabilities in Excess of Other Assets – (0.5%)		(704,916)
Net Assets – 100.0%		$136,456,626

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
†	Less than 0.05%.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,265,781; the aggregate market value of the collateral held by the fund is $1,301,192.
(b)	This loan will settle after September 30, 2018 at which time the interest rate will be determined.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of September 30, 2018.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace	0.6%
Asset Backed Securities	27.2
Chemicals	0.3
Commercial Mortgage Backed Securities	3.4
Consumer Discretionary	2.6
Consumer Non-Durables	0.0 **
Consumer Staples	1.8
Energy	1.4
Financials	12.6
Food and Drug	0.4
Food/Tobacco	0.6
Gaming/Leisure	1.8
Health Care	3.5
Housing	0.9
Industrials	2.5
Information Technology	0.9
Manufacturing	0.0 **
Materials	1.8
Media/Telecom - Cable/Wireless Video	1.3
Media/Telecom - Diversified Media	0.4
Media/Telecom - Telecommunications	0.9
Real Estate	0.5
Residential Mortgage Backed Securities	24.9
Service	0.5
Telecommunication Services	2.7
U.S. Treasury Bill	2.9
Utilities	1.4
Money Market Fund	1.8
Repurchase Agreements	0.9
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

** Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS – 71.9%

Advertising – 1.2%
Acosta, Inc., 5.49%, (1-Month USD LIBOR + 3.25%), 09/26/21@	$482,538	$361,602

Aerospace / Defense – 2.2%
Accudyne Industries Borrower SCA, 5.24%, (1-Month USD LIBOR + 3.00%), 08/19/24 (Luxembourg)@	226,629	227,790
TransDigm, Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 06/09/23@	430,253	432,316
Total Aerospace / Defense		660,106

Auto Manufacturers – 0.8%
Navistar, Inc., 5.64%, (1-Month USD LIBOR + 3.50%), 11/06/24@	248,750	250,563

Auto Parts & Equipment – 2.1%
Cooper-Standard Automotive, Inc., 4.24%, (1-Month USD LIBOR + 2.00%), 11/02/23@	223,819	224,833
Federal-Mogul LLC, 5.83%, (1-Month USD LIBOR + 3.75%), 04/15/21@	95,676	95,915
Federal-Mogul LLC, 5.91%, (1-Month USD LIBOR + 3.75%), 04/15/21@	289,077	289,800
Total Auto Parts & Equipment		610,548

Building Materials – 1.7%
Quikrete Holdings, Inc., 4.99%, (1-Month USD LIBOR + 2.75%), 11/15/23@	491,593	493,284

Chemicals – 1.5%
MacDermid, Inc., 5.24%, (1-Month USD LIBOR + 3.00%), 06/07/23@	189,056	190,504
Solenis International LP, 6.31%, (3-Month USD LIBOR + 4.00%), 12/26/23@	249,375	251,744
Total Chemicals		442,248

Coal – 0.8%
Arch Coal, Inc., 4.99%, (1-Month USD LIBOR + 2.75%), 03/07/24@	246,867	247,330

Commercial Services – 2.5%
Allied Universal Holdco LLC, 6.14%, (3-Month USD LIBOR + 3.75%), 07/28/22@	246,835	243,595
Camelot Finance LP, 5.49%, (1-Month USD LIBOR + 3.25%), 10/03/23@	241,948	242,453
Garda World Security Corp., 5.82%, (1-Month USD LIBOR + 3.50%), 05/24/24 (Canada)@	246,867	248,204
Garda World Security Corp., 7.50%, (Prime + 2.50%), 05/24/24 (Canada)@	627	630
Total Commercial Services		734,882

Computers – 1.9%
McAfee LLC, 6.74%, (1-Month USD LIBOR + 4.50%), 09/30/24@	247,500	249,843
Western Digital Corp., 3.99%, (1-Month USD LIBOR + 1.75%), 05/01/23@	325,724	326,742
Total Computers		576,585

Distribution / Wholesale – 4.6%
Nexeo Solutions LLC, 5.56%, (3-Month USD LIBOR + 3.25%), 06/09/23@	164,122	165,312
Nexeo Solutions LLC, 5.59%, (3-Month USD LIBOR + 3.25%), 06/09/23@	166,412	167,619
Nexeo Solutions LLC, 5.64%, (3-Month USD LIBOR + 3.25%), 06/09/23@	158,297	159,444
Spin Holdco, Inc., 5.59%, (3-Month USD LIBOR + 3.25%), 11/14/22@	483,245	485,224
Univar USA, Inc., 4.49%, (1-Month USD LIBOR + 2.25%), 07/01/24@	375,082	376,436
Total Distribution / Wholesale		1,354,035

Electric – 2.5%
Talen Energy Supply LLC, 6.24%, (1-Month USD LIBOR + 4.00%), 04/15/24@	247,477	249,041
Vistra Operations Co. LLC, 4.49%, (1-Month USD LIBOR + 2.25%), 12/14/23@	491,250	493,009
Total Electric		742,050

Entertainment – 1.3%
Cineworld Finance US, Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 02/28/25@	373,125	373,125

Environmental Control – 0.8%
Wrangler Buyer Corp., 4.99%, (1-Month USD LIBOR + 2.75%), 09/27/24@	248,125	249,909

Food – 2.8%
Albertson’s LLC, 5.31%, (3-Month USD LIBOR + 3.00%), 06/22/23@	343,866	344,332
U.S. Foods, Inc., 4.24%, (1-Month USD LIBOR + 2.00%), 06/27/23@	482,548	484,902
Total Food		829,234
Hand / Machine Tools – 1.6%
Apex Tool Group LLC, 5.99%, (1-Month USD LIBOR + 3.75%), 02/01/22@	469,185	471,446

Healthcare - Products – 0.9%
Avantor, Inc., 6.24%, (1-Month USD LIBOR + 4.00%), 11/21/24@	248,125	251,440

Healthcare - Services – 3.1%
Air Medical Group Holdings, Inc., 5.38%, (1-Month USD LIBOR + 3.25%), 04/28/22@	246,859	243,377
CHS/Community Health Systems, Inc., 5.56%, (3-Month USD LIBOR + 3.25%), 01/27/21@	175,374	173,478
HCA, Inc., 4.24%, (1-Month USD LIBOR + 2.00%), 03/13/25@	498,747	503,041
Total Healthcare - Services		919,896

Household Products / Wares – 1.1%
Prestige Brands, Inc., 4.24%, (1-Month USD LIBOR + 2.00%), 01/26/24@	335,236	335,724

Insurance – 2.2%
HUB International, Ltd., 5.34%, (3-Month USD LIBOR + 3.00%), 04/25/25@	249,375	250,183
USI, Inc., 5.39%, (3-Month USD LIBOR + 3.00%), 05/16/24@	396,000	396,644
Total Insurance		646,827

Internet – 1.7%
Uber Technologies, Inc., 5.65%, (1-Month USD LIBOR + 3.50%), 07/13/23@	490,000	492,450

Leisure Time – 2.5%
BRP US, Inc., 4.24%, (1-Month USD LIBOR + 2.00%), 05/23/25 (Canada)@	246,252	246,440

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Leisure Time (continued)
ClubCorp Holdings, Inc., 5.14%, (3-Month USD LIBOR + 2.75%), 09/18/24@	$489,634	$488,148
Total Leisure Time		734,588

Lodging – 3.1%
Caesars Resort Collection LLC, 4.99%, (1-Month USD LIBOR + 2.75%), 12/23/24@	496,250	499,525
Hilton Worldwide Finance LLC, 3.97%, (1-Month USD LIBOR + 1.75%), 10/25/23@	177,571	178,569
Playa Resorts Holding BV, 4.99%, (1-Month USD LIBOR + 2.75%), 04/29/24@	246,878	245,366
Total Lodging		923,460

Machinery - Diversified – 0.7%
RBS Global, Inc., 4.24%, (1-Month USD LIBOR + 2.00%), 08/21/24@	207,725	209,012

Media – 0.8%
Altice US Finance I Corp., 4.49%, (1-Month USD LIBOR + 2.25%), 07/28/25@	243,120	243,394

Metal Fabricate / Hardware – 0.8%
Crosby U.S. Acquisition Corp., 5.21%, (1-Month USD LIBOR + 3.00%), 11/23/20@	246,762	244,216

Miscellaneous Manufacturing – 1.0%
Gates Global LLC, 4.99%, (1-Month USD LIBOR + 2.75%), 04/01/24@	296,199	298,375

Packaging & Containers – 6.3%
Kloeckner Pentaplast of America, Inc., 6.49%, (1-Month USD LIBOR + 4.25%), 06/30/22 (Luxembourg)@	248,120	241,948
Plastipak Holdings, Inc., 4.75%, (1-Month USD LIBOR + 2.50%), 10/14/24@	247,500	247,906
Proampac PG Borrower LLC, 5.68%, (1-Month USD LIBOR + 3.50%), 11/20/23@	178,165	179,101
Proampac PG Borrower LLC, 5.81%, (3-Month USD LIBOR + 3.50%), 11/20/23@	110,418	110,997
Proampac PG Borrower LLC, 5.84%, (3-Month USD LIBOR + 3.50%), 11/20/23@	202,667	203,731
Reynolds Group Holdings, Inc., 4.99%, (1-Month USD LIBOR + 2.75%), 02/06/23@	441,362	443,845
SIG Combibloc, 4.83%, (1-Month USD LIBOR + 2.75%), 03/11/22 (Luxembourg)@	445,765	447,002
Total Packaging & Containers		1,874,530

Pharmaceuticals – 0.8%
Valeant Pharmaceuticals International, Inc., 5.10%, (1-Month USD LIBOR + 3.00%), 06/02/25@	224,240	225,632

Retail – 12.8%
1011778 BC ULC, 4.49%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	367,372	368,015
Bass Pro Group LLC, 7.24%, (1-Month USD LIBOR + 5.00%), 09/25/24@	248,744	251,542
CEC Entertainment, Inc., 5.49%, (1-Month USD LIBOR + 3.25%), 02/15/21@	481,108	466,976
GYP Holdings III Corp., 4.99%, (1-Month USD LIBOR + 2.75%), 06/02/25@	482,653	482,148
Michaels Stores, Inc., 4.66%, (1-Month USD LIBOR + 2.50%), 01/30/23@	116,545	116,012

Investments	Principal/ Shares	Value
TERM LOANS (continued)

Retail (continued)
Michaels Stores, Inc., 4.71%, (1-Month USD LIBOR + 2.50%), 01/30/23@	$20,094	$20,002
Michaels Stores, Inc., 4.74%, (1-Month USD LIBOR + 2.50%), 01/30/23@	309,561	308,143
Neiman Marcus Group Ltd. LLC, 5.37%, (1-Month USD LIBOR + 3.25%), 10/25/20@	482,323	449,110
Petco Animal Supplies, Inc., 5.59%, (3-Month USD LIBOR + 3.25%), 01/26/23@	489,950	398,638
PetSmart, Inc., 5.12%, (1-Month USD LIBOR + 3.00%), 03/11/22@	483,750	423,446
Smart & Final Stores LLC, 5.74%, (1-Month USD LIBOR + 3.50%), 11/15/22@	250,000	245,626
SRS Distribution, Inc., 5.44%, (2-Month USD LIBOR + 3.25%), 05/23/25@	250,000	248,620
Total Retail		3,778,278

Semiconductors – 0.6%
ON Semiconductor Corp., 3.83%, (1-Month USD LIBOR + 1.75%), 03/31/23@	178,350	178,807

Software – 2.3%
CCC Information Services, Inc., 5.25%, (1-Month USD LIBOR + 3.00%), 04/29/24@	247,494	248,824
Infor US, Inc., 5.14%, (1-Month USD LIBOR + 2.75%), 02/01/22@	424,009	425,665
Total Software		674,489
Telecommunications – 2.9%
Avaya, Inc., 6.41%, (1-Month USD LIBOR + 4.25%), 12/15/24@	372,188	375,939
Frontier Communications Corp., 6.00%, (1-Month USD LIBOR + 3.75%), 06/17/24@	246,875	242,709
Intelsat Jackson Holdings SA, 5.98%, (1-Month USD LIBOR + 3.75%), 11/30/23@	250,000	251,284
Total Telecommunications		869,932

Total Term Loans
(Cost $21,576,940)		21,297,997

CORPORATE BONDS – 12.2%

Advertising – 0.4%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.88%, 03/15/25	125,000	126,719

Auto Manufacturers – 0.4%
Tesla, Inc., 5.30%, 08/15/25‡(a)	125,000	105,781

Commercial Services – 1.6%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	247,500
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23‡	202,000	216,544
Total Commercial Services		464,044

Diversified Financial Services – 0.9%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	255,312

Food – 0.4%
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 06/01/21‡	125,000	127,500

Home Builders – 1.3%
Lennar Corp., 4.50%, 06/15/19	250,000	252,187

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal/ Shares	Value
CORPORATE BONDS (continued)

Home Builders (continued)
Taylor Morrison Communities, Inc., 6.63%, 05/15/22	$125,000	$129,244
Total Home Builders		381,431

Lodging – 0.9%
MGM Resorts International, 6.75%, 10/01/20	250,000	263,437

Media – 0.9%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	264,063

Mining – 0.4%
Constellium NV, 5.75%, 05/15/24‡	125,000	124,844

Oil & Gas – 0.4%
Range Resources Corp., 5.88%, 07/01/22	125,000	127,813

Packaging & Containers – 0.4%
BWAY Holding Co., 7.25%, 04/15/25‡	125,000	122,175

Real Estate – 0.8%
Howard Hughes Corp. (The), 5.38%, 03/15/25‡	250,000	248,750

Retail – 1.3%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	254,220
Men’s Wearhouse, Inc. (The), 7.00%, 07/01/22(a)	125,000	129,062
Total Retail		383,282

Telecommunications – 1.7%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	255,625
T-Mobile USA, Inc., 6.38%, 03/01/25	250,000	261,075
Total Telecommunications		516,700

Toys / Games / Hobbies – 0.4%
Mattel, Inc., 2.35%, 08/15/21	125,000	113,750

Total Corporate Bonds
(Cost $3,604,015)		3,625,601

FOREIGN BONDS – 2.4%

Packaging & Containers – 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.25%, 05/15/24 (Ireland)‡	200,000	210,000

Pharmaceuticals – 0.8%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	250,000	235,082

Trucking & Leasing – 0.9%
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)‡	250,000	253,125

Total Foreign Bonds
(Cost $688,271)		698,207

EXCHANGE TRADED FUND – 0.1%

Closed-End Funds – 0.1%
Eagle Point Credit Co., Inc.(a)
(Cost $35,053)	1,905	34,100

MONEY MARKET FUND – 13.0%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.91%(b) (Cost $3,865,526)	3,865,526	3,865,526

Investments	Principal	Value
REPURCHASE AGREEMENTS – 0.9%(c)
Deutsche Bank Securities, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $17,638, (collateralized by various U.S. Government Agency Obligations, 0.13%-3.88%, 07/15/19-02/15/44, totaling $17,925)	$17,635	$17,635
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $250,047, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $254,239)	250,000	250,000

Total Repurchase Agreements
(Cost $267,635)		267,635
Total Investments – 100.5%
(Cost $30,037,440)		29,789,066
Liabilities in Excess of Other Assets – (0.5%)		(159,010)

Net Assets – 100.0%		$29,630,056

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $260,103; the aggregate market value of the collateral held by the fund is $267,635.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.6%
Aerospace / Defense	2.2
Auto Manufacturers	1.2
Auto Parts & Equipment	2.1
Building Materials	1.7
Chemicals	1.5
Closed-End Funds	0.1
Coal	0.8
Commercial Services	4.1
Computers	1.9
Distribution / Wholesale	4.6
Diversified Financial Services	0.9
Electric	2.5

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Entertainment	1.3%
Environmental Control	0.8
Food	3.2
Hand / Machine Tools	1.6
Healthcare - Products	0.9
Healthcare - Services	3.1
Home Builders	1.3
Household Products / Wares	1.1
Insurance	2.2
Internet	1.7
Leisure Time	2.5
Lodging	4.0
Machinery - Diversified	0.7
Media	1.7
Metal Fabricate / Hardware	0.8
Mining	0.4
Miscellaneous Manufacturing	1.0
Oil & Gas	0.4
Packaging & Containers	7.4
Pharmaceuticals	1.6
Real Estate	0.8
Retail	14.1
Semiconductors	0.6
Software	2.3
Telecommunications	4.6
Toys / Games / Hobbies	0.4
Trucking & Leasing	0.9
Money Market Fund	13.0
Repurchase Agreements	0.9
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Total Return Swaps contracts outstanding as of September 30, 2018:
Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans Index	4,000,000	2.34%	Quarterly	6/20/2019	$4,000,000	$4,011,846	$11,846

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 45.6%

Debt Fund – 45.6%
AdvisorShares Sage Core Reserves ETF†
(Cost $54,688,500)	550,000	$54,639,750

MONEY MARKET FUNDS – 6.4%
Fidelity Institutional Money Market Government Portfolio - Class III, 1.67%(a)	7,153,357	7,153,357
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.93%(a)	500,000	500,000

Total Money Market Funds
(Cost $7,653,357)		7,653,357
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $62,341,857)		62,293,107
Securities Sold, Not Yet Purchased – (93.3)%

COMMON STOCKS – (93.3)%

Aerospace/Defense – (7.4)%
Aerojet Rocketdyne Holdings, Inc.*	(125,000)	(4,248,750)
Kaman Corp.	(40,606)	(2,711,668)
Triumph Group, Inc.	(82,500)	(1,922,250)
Total Aerospace/Defense		(8,882,668)

Airlines – (2.1)%
Allegiant Travel Co.	(20,000)	(2,536,000)

Apparel – (9.0)%
Carter’s, Inc.	(30,000)	(2,958,000)
PVH Corp.	(30,000)	(4,332,000)
Skechers U.S.A., Inc., Class A*	(123,600)	(3,452,148)
Total Apparel		(10,742,148)

Auto Parts & Equipment – (2.4)%
Cooper Tire & Rubber Co.	(100,000)	(2,830,000)

Chemicals – (4.1)%
Kronos Worldwide, Inc.	(140,000)	(2,275,000)
Sensient Technologies Corp.	(35,000)	(2,677,850)
Total Chemicals		(4,952,850)

Commercial Services – (3.6)%
MarketAxess Holdings, Inc.	(24,022)	(4,287,687)

Computers – (4.8)%
Electronics For Imaging, Inc.*	(82,500)	(2,811,600)
NetScout Systems, Inc.*	(116,739)	(2,947,660)
Total Computers		(5,759,260)

Cosmetics / Personal Care – (4.1)%
Coty, Inc., Class A	(135,000)	(1,695,600)
Edgewell Personal Care Co.*	(70,000)	(3,236,100)
Total Cosmetics / Personal Care		(4,931,700)

Diversified Financial Services – (5.2)%
Credit Acceptance Corp.*	(5,500)	(2,409,385)
Ellie Mae, Inc.*	(39,783)	(3,770,235)
Total Diversified Financial Services		(6,179,620)

Electrical Components & Equipment – (3.0)%
Belden, Inc.	(50,000)	(3,570,500)

Electronics – (3.3)%
OSI Systems, Inc.*	(52,500)	(4,006,275)

Engineering & Construction – (5.9)%
Dycom Industries, Inc.*	(43,500)	(3,680,100)
MasTec, Inc.*	(75,000)	(3,348,750)
Total Engineering & Construction		(7,028,850)

Hand/Machine Tools – (3.3)%
Snap-on, Inc.	(21,500)	(3,947,400)

Holding Companies - Diversified – (2.5)%
Spectrum Brands Holdings, Inc.	(40,000)	(2,988,800)

Household Products / Wares – (1.5)%
Central Garden & Pet Co.*	(50,000)	(1,802,000)

Internet – (6.0)%
Alibaba Group Holding Ltd. (China)*(b)	(27,500)	(4,530,900)
Spotify Technology SA*	(15,000)	(2,712,450)
Total Internet		(7,243,350)

Machinery - Construction & Mining – (5.9)%
Caterpillar, Inc.	(25,000)	(3,812,250)
Oshkosh Corp.	(45,000)	(3,205,800)
Total Machinery - Construction & Mining		(7,018,050)

Miscellaneous Manufacturing – (2.9)%
Ambarella, Inc.*	(90,815)	(3,512,724)

Pharmaceuticals – (3.3)%
Prestige Consumer Healthcare, Inc.*	(105,000)	(3,978,450)

Real Estate – (2.0)%
Realogy Holdings Corp.	(115,000)	(2,373,600)

Retail – (6.1)%
AutoNation, Inc.*	(74,000)	(3,074,700)
PetMed Express, Inc.	(70,000)	(2,310,700)
Signet Jewelers Ltd.	(30,000)	(1,977,900)
Total Retail		(7,363,300)

Software – (2.4)%
Omnicell, Inc.*	(40,000)	(2,876,000)

Telecommunications – (2.5)%
Ubiquiti Networks, Inc.	(30,000)	(2,965,800)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Value

Total Securities Sold, Not Yet Purchased [Proceeds Received $(111,092,480)]	$(111,777,032)

Total Investments – (41.3)%
(Cost $(48,750,623))	(49,483,925)
Other Assets in Excess of Liabilities – 141.3%	169,351,189
Net Assets – 100.0%	$119,867,264

ETF - Exchange Traded Fund

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2018.
(b)	American Depositary Receipt.

Cash of $102,574,536 has been segregated to cover margin requirement for open short sales as of September 30, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	(7.4)%
Airlines	(2.1)
Apparel	(9.0)
Auto Parts & Equipment	(2.4)
Chemicals	(4.1)
Commercial Services	(3.6)
Computers	(4.8)
Cosmetics / Personal Care	(4.1)
Debt Fund	45.6
Diversified Financial Services	(5.2)
Electrical Components & Equipment	(3.0)
Electronics	(3.3)
Engineering & Construction	(5.9)
Hand/Machine Tools	(3.3)
Holding Companies - Diversified	(2.5)
Household Products / Wares	(1.5)
Internet	(6.0)
Machinery - Construction & Mining	(5.9)
Miscellaneous Manufacturing	(2.9)
Pharmaceuticals	(3.3)
Real Estate	(2.0)
Retail	(6.1)
Software	(2.4)
Telecommunications	(2.5)
Money Market Funds	6.4
Total Investments	(41.3)
Other Assets in Excess of Liabilities	141.3
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2018 were as follows:

Affiliated Fund Name	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at 9/30/2018	Dividend Income

Sage Core Reserves ETF	$44,635,500	$9,945,000	$—	$—	$59,250	$54,639,750	$236,611

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 51.7%

Aerospace/Defense – 1.0%
Spirit AeroSystems, Inc., 3.13%, (3-Month USD LIBOR + 0.80%), 06/15/21@	$639,000	$640,445

Auto Manufacturers – 1.6%
General Motors Co., 3.50%, 10/02/18	525,000	525,000
General Motors Co., 3.14%, (3-Month USD LIBOR + 0.80%), 08/07/20@	517,000	518,875
Total Auto Manufacturers		1,043,875

Banks – 16.3%
Bank of America Corp., Series L, 2.60%, 01/15/19	415,000	414,952
Bank of America Corp., Series L, 2.65%, 04/01/19	103,000	103,015
Bank of America Corp., Series L, 2.25%, 04/21/20	975,000	962,758
Bank of New York Mellon Corp. (The), Series G, 2.15%, 02/24/20	940,000	929,720
BB&T Corp., Series MTN, 2.25%, 02/01/19	630,000	629,334
Branch Banking & Trust Co., 2.79%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	476,827
Branch Banking & Trust Co., Series BKNT, 2.54%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	400,336
Capital One Financial Corp., 2.45%, 04/24/19(a)	276,000	275,611
Capital One Financial Corp., 2.50%, 05/12/20	435,000	429,943
Citigroup, Inc., 2.05%, 06/07/19	260,000	258,763
Citigroup, Inc., 2.40%, 02/18/20	315,000	312,118
Citigroup, Inc., 3.40%, (3-Month USD LIBOR + 1.07%), 12/08/21@	770,000	783,809
Goldman Sachs Group, Inc. (The), Series GMTN, 5.38%, 03/15/20	600,000	618,604
Goldman Sachs Group, Inc. (The), Series FRN, 4.08%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,065,000	1,099,399
JPMorgan Chase & Co., 2.35%, 01/28/19	590,000	589,516
JPMorgan Chase & Co., 3.80%, (3-Month USD LIBOR + 1.48%), 03/01/21@	630,000	646,935
Manufacturers & Traders Trust Co., Series BKNT, 2.61%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	520,237
Wells Fargo & Co., 2.13%, 04/22/19	1,100,000	1,096,602
Total Banks		10,548,479

Beverages – 0.5%
Constellation Brands, Inc., 2.00%, 11/07/19(a)	345,000	341,148

Biotechnology – 1.1%
Amgen, Inc., 2.66%, (3-Month USD LIBOR + 0.32%), 05/10/19@	705,000	706,177

Building Materials – 1.1%
Vulcan Materials Co., 2.93%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	431,216
Vulcan Materials Co., 2.97%, (3-Month USD LIBOR + 0.65%), 03/01/21@	245,000	245,989
Total Building Materials		677,205

Chemicals – 2.1%
Dow Chemical Co. (The), 8.55%, 05/15/19	680,000	703,327
Eastman Chemical Co., 2.70%, 01/15/20	419,000	416,923
Monsanto Co., 2.13%, 07/15/19	264,000	262,483
Total Chemicals		1,382,733

Commercial Services – 1.7%
Equifax, Inc., 3.18%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	573,636
Moody’s Corp., 2.75%, 07/15/19	521,000	520,600
Total Commercial Services		1,094,236

Computers – 1.8%
Dell International LLC / EMC Corp., 3.48%, 06/01/19‡	525,000	526,413
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	634,000	636,878
Total Computers		1,163,291

Diversified Financial Services – 3.6%
American Express Credit Corp., Series GMTN, 2.25%, 08/15/19	420,000	418,073
American Express Credit Corp., Series F, 3.38%, (3-Month USD LIBOR + 1.05%), 09/14/20@	540,000	548,138
Charles Schwab Corp. (The), 2.63%, (3-Month USD LIBOR + 0.32%), 05/21/21@	300,000	300,770
International Lease Finance Corp., 5.88%, 04/01/19	300,000	304,178
International Lease Finance Corp., 6.25%, 05/15/19	225,000	229,411
Jefferies Group LLC, 8.50%, 07/15/19	520,000	541,855
Total Diversified Financial Services		2,342,425

Electric – 0.3%
Dominion Energy, Inc., Series A, 1.88%, 01/15/19	180,000	179,437

Food – 1.7%
Kraft Heinz Foods Co., 2.76%, (3-Month USD LIBOR + 0.42%), 08/09/19@	525,000	525,827
Tyson Foods, Inc., 2.87%, (3-Month USD LIBOR + 0.55%), 06/02/20@	590,000	591,899
Total Food		1,117,726

Healthcare - Products – 1.2%
Becton Dickinson and Co., 3.26%, (3-Month USD LIBOR + 0.88%), 12/29/20@	390,000	390,602
Zimmer Biomet Holdings, Inc., 3.09%, (3-Month USD LIBOR + 0.75%), 03/19/21@	390,000	390,388
Total Healthcare - Products		780,990

Healthcare - Services – 1.4%
Anthem, Inc., 2.25%, 08/15/19	629,000	625,711
Humana, Inc., 2.63%, 10/01/19(a)	260,000	259,017
Total Healthcare - Services		884,728

Home Furnishings – 0.8%
Whirlpool Corp., 2.40%, 03/01/19	524,000	523,123

Housewares – 0.9%
Newell Brands, Inc., 2.60%, 03/29/19	610,000	609,185

Insurance – 1.0%
Aflac, Inc., 2.40%, 03/16/20	625,000	619,254

Internet – 0.8%
eBay, Inc., 2.20%, 08/01/19	522,000	519,441

Machinery - Diversified – 1.2%
Roper Technologies, Inc., 2.05%, 10/01/18	755,000	755,000

Media – 1.3%
NBCUniversal Media LLC, 5.15%, 04/30/20	308,000	317,708

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Media (continued)
Warner Media LLC, 2.10%, 06/01/19	$525,000	$522,370
Total Media		840,078

Oil & Gas – 0.3%
Phillips 66, 2.91%, (3-Month USD LIBOR + 0.60%), 02/26/21@	200,000	200,259

Pharmaceuticals – 3.5%
Allergan Funding SCS, 3.59%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	866,880
CVS Health Corp., 2.96%, (3-Month USD LIBOR + 0.63%), 03/09/20@	643,000	646,447
Express Scripts Holding Co., 2.25%, 06/15/19	745,000	741,684
Total Pharmaceuticals		2,255,011

Pipelines – 2.3%
Buckeye Partners LP, 2.65%, 11/15/18	555,000	554,921
EnLink Midstream Partners LP, 2.70%, 04/01/19	390,000	388,775
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19‡	537,000	551,760
Total Pipelines		1,495,456

REITS – 2.1%
ERP Operating LP, 2.38%, 07/01/19	740,000	737,145
Welltower, Inc., 4.13%, 04/01/19	586,000	587,961
Total REITS		1,325,106

Retail – 0.4%
Dollar Tree, Inc., 3.04%, (3-Month USD LIBOR + 0.70%), 04/17/20@	270,000	270,433

Telecommunications – 1.3%
AT&T, Inc., 3.32%, (3-Month USD LIBOR + 0.93%), 06/30/20@	636,000	642,501
AT&T, Inc., 3.29%, (3-Month USD LIBOR + 0.95%), 07/15/21@	165,000	167,022
Total Telecommunications		809,523

Trucking & Leasing – 0.4%
Aviation Capital Group LLC, 3.01%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	271,056

Total Corporate Bonds
(Cost $33,354,407)		33,395,820
ASSET BACKED SECURITIES – 28.3%

Diversified Financial Services – 28.3%
Ally Master Owner Trust, Class A2, Series 2015-2, 1.83%, 01/15/21	525,000	523,973
American Express Credit Account Master Trust, Class A, Series 2013-2, 2.58%, (1-Month USD LIBOR + 0.42%), 05/17/21@	650,000	650,090
American Express Credit Account Master Trust, Class A, Series 2017-4, 1.64%, 12/15/21	625,000	621,073
Cabela’s Credit Card Master Note Trust, Class A2, Series 2015-1A, 2.70%, (1-Month USD LIBOR + 0.54%), 03/15/23@	285,000	286,377
Capital One Multi-Asset Execution Trust, Class A3, Series 2016-A3, 1.34%, 04/15/22	1,305,000	1,292,543
CarMax Auto Owner Trust, Class A3, Series 2015-4, 1.56%, 11/16/20	456,618	454,897
CarMax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	438,016	435,074
Chase Issuance Trust, Class A, Series 2016-A2, 1.37%, 06/15/21	1,255,000	1,243,129
Citibank Credit Card Issuance Trust, Class A2, Series 2017-A2, 1.74%, 01/19/21	640,000	638,611
Citibank Credit Card Issuance Trust, Class A6, Series 2014-A6, 2.15%, 07/15/21	645,000	641,896
Discover Card Execution Note Trust, Class A1, Series 2016-A1, 1.64%, 07/15/21	300,000	299,266
Discover Card Execution Note Trust, Class A2, Series 2016-A2, 2.70%, (1-Month USD LIBOR + 0.54%), 09/15/21@	190,000	190,436
Discover Card Execution Note Trust, Class A6, Series 2013-A6, 2.61%, (1-Month USD LIBOR + 0.45%), 04/15/21@	840,000	840,155
Ford Credit Auto Owner Trust, Class A2B, Series 2017-C, 2.28%, (1-Month USD LIBOR + 0.12%), 09/15/20@	289,683	290,096
Ford Credit Auto Owner Trust, Class A3, Series 2016-A, 1.39%, 07/15/20	117,919	117,547
Ford Credit Auto Owner Trust, Class B, Series 2014-C, 1.97%, 04/15/20	565,000	564,140
GE Capital Credit Card Master Note Trust, Class A, Series 2012-2, 2.22%, 01/15/22	645,000	644,415
GM Financial Consumer Automobile, Class A2A, Series 2017-1A, 1.51%, 03/16/20‡	232,285	231,958
Honda Auto Receivables Owner Trust, Class A2, Series 2017-3, 1.57%, 01/21/20	99,414	99,144
Honda Auto Receivables Owner Trust, Class A3, Series 2016-1, 1.22%, 12/18/19	138,550	138,123
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	866,248	858,475
Huntington Auto Trust, Class A4, Series 2015-1, 1.64%, 06/15/21	408,784	408,378
Hyundai Auto Receivables Trust, Class A2A, Series 2017-B, 1.57%, 08/17/20	187,151	186,520
Hyundai Auto Receivables Trust, Class A3, Series 2016-A, 1.56%, 09/15/20	771,535	768,544
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-B, 1.34%, 03/16/20	152,554	152,223
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-A, 1.34%, 10/15/20	155,278	154,517
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	477,023	472,692
Nissan Master Owner Trust Receivables, Class A1, Series 2016-A, 2.80%, (1-Month USD LIBOR + 0.64%), 06/15/21@	520,000	521,829
SCF Equipment Leasing LLC, Class A1, Series 2018-1A, 2.81%, 04/20/21‡	127,932	127,929
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	208,719	208,174
Toyota Auto Receivables Owner Trust, Class A2B, Series 2017-C, 2.24%, (1-Month USD LIBOR + 0.08%), 07/15/20@	93,734	93,726
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	1,363,668	1,354,394
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	1,296,042	1,291,562

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
World Financial Network Credit Card Master Trust, Class A, Series 2012-C, 2.23%, 08/15/22	$525,000	$524,956
World Omni Auto Receivables Trust, Class A3, Series 2016-A, 1.77%, 09/15/21	658,292	654,177
World Omni Auto Receivables Trust, Class B, Series 2015-A, 2.04%, 01/18/22	315,000	313,750

Total Asset Backed Securities
(Cost $18,323,409)		18,294,789
FOREIGN BONDS – 6.8%
Banks – 3.2%
Barclays Bank PLC, Series GMTN, 2.89%, (3-Month USD LIBOR + 0.55%), 08/07/19 (United Kingdom)@	420,000	421,013
Credit Suisse AG/New York NY, 5.40%, 01/14/20 (Switzerland)	250,000	256,659
HSBC Holdings PLC, 2.92%, (3-Month USD LIBOR + 0.60%), 05/18/21 (United Kingdom)@	260,000	260,565
Sumitomo Mitsui Financial Group, Inc., 4.01%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	633,219
Toronto-Dominion Bank (The), 2.49%, (3-Month USD LIBOR + 0.15%), 10/24/19 (Canada)@	510,000	510,264
Total Banks		2,081,720

Diversified Financial Services – 0.9%
Nomura Holdings, Inc., Series GMTN, 2.75%, 03/19/19 (Japan)	549,000	549,272

Oil & Gas – 2.0%
Cenovus Energy, Inc., 5.70%, 10/15/19 (Canada)	617,000	631,650
Ecopetrol SA, 7.63%, 07/23/19 (Colombia)	617,000	640,940
Total Oil & Gas		1,272,590

Pharmaceuticals – 0.4%
Bayer US Finance II LLC, 3.00%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	261,112

Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.83%, (3-Month USD LIBOR + 0.50%), 12/13/19 (Canada)@‡	200,000	200,053

Total Foreign Bonds
(Cost $4,355,386)		4,364,747

MORTGAGE BACKED SECURITIES – 5.1%

Commercial Mortgage Backed Securities – 5.1%
COMM Mortgage Trust, Class A2, Series 2013-LC13, 3.01%, 08/10/46	2,275	2,274
Fannie Mae Connecticut Avenue Securities, Class M1, Series 2013-C01, 4.22%, (1-Month USD LIBOR + 2.00%), 10/25/23@	58,711	58,838
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 3.17%, (1-Month USD LIBOR + 0.95%), 05/25/24@	116,578	116,801
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 3.67%, (1-Month USD LIBOR + 1.45%), 01/25/29@	318,891	321,168

Investments	Principal/ Shares	Value
MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C06, 3.52%, (1-Month USD LIBOR + 1.30%), 04/25/29@	$493,649	$498,031
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C03, 3.17%, (1-Month USD LIBOR + 0.95%), 10/25/29@	551,926	555,543
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 2.77%, (1-Month USD LIBOR + 0.55%), 01/25/30@	251,774	252,068
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2018-C05, 2.94%, (1-Month USD LIBOR + 0.72%), 01/25/31@	275,619	276,231
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	110,674	110,302
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 2.67%, (1-Month USD LIBOR + 0.45%), 07/25/30@	474,485	473,986
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-HQA1, 2.92%, (1-Month USD LIBOR + 0.70%), 09/25/30@	640,973	642,534

Total Mortgage Backed Securities
(Cost $3,297,707)		3,307,776
U.S. TREASURY NOTE – 5.0%
U.S. Treasury Note, 0.88%, 04/15/19
(Cost $3,234,700)	3,260,000	3,233,194

U.S. TREASURY BILL – 0.2%
U.S. Treasury Bill, 1.98%, 11/01/18(b)
(Cost $99,832)	100,000	99,823

MONEY MARKET FUND – 3.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.91%(c) (Cost $2,416,241)	2,416,241	2,416,241

REPURCHASE AGREEMENT – 0.2%(d)
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $124,657, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.71%, 09/30/18-09/09/49, totaling $126,648)
(Cost $124,634)	$124,634	124,634
Total Investments – 101.0%
(Cost $65,206,316)		65,237,024
Liabilities in Excess of Other Assets – (1.0%)		(654,891)
Net Assets – 100.0%		$64,582,133

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $121,756; the aggregate market value of the collateral held by the fund is $124,634.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of September 30, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	1.0%
Auto Manufacturers	1.6
Banks	19.5
Beverages	0.5
Biotechnology	1.1
Building Materials	1.1
Chemicals	2.1
Commercial Mortgage Backed Securities	5.1
Commercial Services	1.7
Computers	1.8
Diversified Financial Services	32.8
Electric	0.3
Food	1.7
Healthcare - Products	1.2
Healthcare - Services	1.4
Home Furnishings	0.8
Housewares	0.9
Insurance	1.0
Internet	0.8
Machinery - Diversified	1.2
Media	1.3
Oil & Gas	2.3
Pharmaceuticals	3.9
Pipelines	2.3
REITS	2.1
Retail	0.7
Telecommunications	1.3
Trucking & Leasing	0.4
U.S. Treasury Bill	0.2
U.S. Treasury Note	5.0
Money Market Fund	3.7
Repurchase Agreement	0.2
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS – 92.1%

Asset Allocation Fund – 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	6,453	$348,075

Debt Fund – 13.6%
Invesco Fundamental High Yield Corporate Bond ETF	43,687	809,520
SPDR Doubleline Total Return Tactical ETF(a)	17,003	803,392
Vanguard Intermediate-Term Bond ETF(a)	9,863	793,774
Total Debt Fund		2,406,686

Equity Fund – 76.5%
Financial Select Sector SPDR Fund	24,769	683,129
iShares MSCI EAFE ETF	22,470	1,527,735
iShares Russell 2000 ETF	6,719	1,132,487
SPDR S&P 500 ETF Trust	30,493	8,864,925
Vanguard Real Estate ETF(a)	5,994	483,596
X-trackers MSCI Europe Hedged Equity ETF	28,652	818,588
Total Equity Fund		13,510,460
Total Exchange Traded Funds
(Cost $13,492,450)		16,265,221

MONEY MARKET FUND – 8.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.97%(b) (Cost $1,408,116)	1,408,116	1,408,116
Total Investments Before Written Options – 100.1%
(Cost $14,900,566)		17,673,337

	Notional Amount
WRITTEN CALL OPTIONS – (0.1)%
iShares MSCI EAFE ETF, expiring 10/19/18, Strike Price $69.50	$1,174,550	(169)	(2,620)
SPDR S&P 500 ETF Trust, expiring 10/19/18, Strike Price $296.00	4,499,200	(152)	(6,992)

Total Written Options
[Premiums Received $(15,821)]			(9,612)

Total Investments – 100.0%
(Cost $14,884,745)			17,663,725
Liabilities in Excess of Other Assets – (0.0)%**			(15,509)
Net Assets – 100.0%			$17,648,216

ETF - Exchange Traded Fund

**	Less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,318,508 as of September 30, 2018.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	2.0%
Debt Fund	13.6
Equity Fund	76.5
Money Market Fund	8.0
Written Call Options	(0.1)
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Agriculture – 21.5%
Altria Group, Inc.	6,662	$401,785
British American Tobacco PLC (United Kingdom)(a)	7,240	337,601
Imperial Brands PLC (United Kingdom)(a)(b)	3,569	123,862
Philip Morris International, Inc.	4,649	379,080
Pyxus International, Inc.*(b)	14,927	343,321
Turning Point Brands, Inc.(b)	19,587	812,077
Universal Corp.	8,257	536,705
Vector Group Ltd.(b)	18,406	253,635
Total Agriculture		3,188,066
Apparel – 4.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	10,222	720,549
Beverages – 31.7%
Ambev SA (Brazil)(a)	29,795	136,163
Anheuser-Busch InBev SA/NV (Belgium)(a)(b)	1,122	98,254
Boston Beer Co., Inc. (The), Class A*(b)	3,067	881,762
Brown-Forman Corp., Class B	7,835	396,059
China New Borun Corp. (China)*(a)	41,244	51,143
Cia Cervecerias Unidas SA (Chile)(a)	18,891	527,059
Constellation Brands, Inc., Class A	1,462	315,236
Craft Brew Alliance, Inc.*	34,923	570,991
Diageo PLC (United Kingdom)(a)	2,640	374,009
Fomento Economico Mexicano SAB de CV (Mexico)(a)	775	76,702
Heineken NV (Netherlands)(a)(b)	2,965	138,970
Kirin Holdings Co. Ltd. (Japan)(a)(b)	3,006	77,209
MGP Ingredients, Inc.(b)	7,639	603,328
Molson Coors Brewing Co., Class B	1,661	102,151
Pernod Ricard SA (France)(a)(b)	4,583	150,002
Vina Concha y Toro SA (Chile)(a)	5,060	201,135
Total Beverages		4,700,173
Entertainment – 4.6%
RCI Hospitality Holdings, Inc.	23,142	685,235
Healthcare - Products – 5.1%
Abbott Laboratories	10,426	764,851
Healthcare - Services – 2.8%
Catalent, Inc.*	9,057	412,546
Housewares – 0.8%
Scotts Miracle-Gro Co. (The)(b)	1,469	115,654
Pharmaceuticals – 13.7%
AbbVie, Inc.	7,730	731,103
Corbus Pharmaceuticals Holdings, Inc.*(b)	85,470	645,299
Insys Therapeutics, Inc.*	20,456	206,196
Novartis AG (Switzerland)(a)	5,225	450,186
Total Pharmaceuticals		2,032,784
Retail – 14.8%
BJ's Restaurants, Inc.(b)	10,780	778,316
Darden Restaurants, Inc.	6,160	684,930
Dave & Buster's Entertainment, Inc.(b)	11,021	729,811
Total Retail		2,193,057
Total Common Stocks
(Cost $13,940,287)		14,812,915

Investments	Shares/Principal	Value
MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.93%(c) (Cost $27,682)	27,682	$27,682
REPURCHASE AGREEMENTS – 7.7%(d)
Citigroup Global Markets, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $267,706, (collateralized by various U.S. Government Agency Obligations, 0.00%-11.00%, 10/15/18-02/01/57, totaling $272,103)	$267,656	267,656
Daiwa Capital Markets America, dated 09/28/18, due 10/01/18, 2.27%, total to be received $267,707, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 10/25/18-09/09/49, totaling $272,270)	267,656	267,656
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.25%, total to be received $79,296, (collateralized by various U.S. Government Agency Obligations, 0.00%-1.63%, 05/23/19-09/09/49, totaling $80,589)	79,281	79,281
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.27%, total to be received $267,707, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.50%, 09/30/18-08/20/68, totaling $272,306)	267,656	267,656
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.26%, total to be received $267,706, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 10/04/18-09/09/49, totaling $272,195)	267,656	267,656
Total Repurchase Agreements
(Cost $1,149,905)		1,149,905
Total Investments – 107.7%
(Cost $15,117,874)		15,990,502
Liabilities in Excess of Other Assets – (7.7%)		(1,149,585)
Net Assets – 100.0%		$14,840,917

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,139,817; the aggregate market value of the collateral held by the fund is $4,242,702. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,092,797.
(c)	Rate shown reflects the 7-day yield as of September 30, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	21.5%
Apparel	4.8
Beverages	31.7
Entertainment	4.6
Healthcare - Products	5.1
Healthcare - Services	2.8
Housewares	0.8
Pharmaceuticals	13.7
Retail	14.8
Money Market Fund	0.2
Repurchase Agreements	7.7
Total Investments	107.7
Liabilities in Excess of Other Assets	(7.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.0%
Advertising – 0.6%
Omnicom Group, Inc.	8,445	$574,429
Aerospace/Defense – 0.6%
Raytheon Co.	2,627	542,896
Airlines – 1.8%
Southwest Airlines Co.	25,317	1,581,047
Auto Parts & Equipment – 2.9%
BorgWarner, Inc.	8,077	345,534
Goodyear Tire & Rubber Co. (The)	62,189	1,454,601
Lear Corp.	5,525	801,125
Total Auto Parts & Equipment		2,601,260
Banks – 3.9%
Comerica, Inc.	9,984	900,557
M&T Bank Corp.	8,463	1,392,502
SunTrust Banks, Inc.	18,213	1,216,446
Total Banks		3,509,505
Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.*	5,382	748,152
Biogen, Inc.*	1,236	436,691
Gilead Sciences, Inc.	5,515	425,813
Total Biotechnology		1,610,656
Building Materials – 2.8%
Fortune Brands Home & Security, Inc.	28,914	1,513,937
Masco Corp.	26,560	972,096
Total Building Materials		2,486,033
Chemicals – 2.6%
Chemours Co. (The)	16,650	656,676
Eastman Chemical Co.	5,636	539,478
PPG Industries, Inc.	6,657	726,479
WR Grace & Co.	5,405	386,241
Total Chemicals		2,308,874
Commercial Services – 3.0%
Automatic Data Processing, Inc.	4,383	660,343
Equifax, Inc.	2,101	274,328
Robert Half International, Inc.	11,852	834,144
S&P Global, Inc.	4,442	867,922
Total Commercial Services		2,636,737
Computers – 2.7%
Cognizant Technology Solutions Corp., Class A	6,282	484,656
HP, Inc.	75,491	1,945,403
Total Computers		2,430,059
Cosmetics/Personal Care – 0.8%
Colgate-Palmolive Co.	10,704	716,633
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	5,122	297,178
Diversified Financial Services – 7.2%
Affiliated Managers Group, Inc.	8,646	1,182,081
Alliance Data Systems Corp.	2,162	510,578
Ameriprise Financial, Inc.	9,874	1,457,995
Discover Financial Services	24,634	1,883,269
Franklin Resources, Inc.	46,446	1,412,423
Total Diversified Financial Services		6,446,346
Electric – 0.4%
MDU Resources Group, Inc.	13,179	338,569
Electrical Components & Equipment – 0.9%
Emerson Electric Co.	9,960	762,737
Electronics – 4.1%
Agilent Technologies, Inc.	5,822	410,684
Amphenol Corp., Class A	11,833	1,112,539
Gentex Corp.	45,944	985,958
Waters Corp.*	5,771	1,123,498
Total Electronics		3,632,679
Healthcare - Products – 0.6%
West Pharmaceutical Services, Inc.	4,005	494,497
Healthcare - Services – 2.7%
Quest Diagnostics, Inc.	4,664	503,292
UnitedHealth Group, Inc.	1,758	467,698
Universal Health Services, Inc., Class B	11,520	1,472,717
Total Healthcare - Services		2,443,707
Home Builders – 1.0%
NVR, Inc.*	346	854,897
Household Products/Wares – 0.9%
Kimberly-Clark Corp.	7,421	843,322
Housewares – 2.3%
Newell Brands, Inc.(a)	60,592	1,230,018
Toro Co. (The)	14,383	862,548
Total Housewares		2,092,566
Insurance – 10.4%
Aflac, Inc.	14,564	685,527
Assured Guaranty Ltd.	46,490	1,963,273
Brown & Brown, Inc.	22,260	658,228
Markel Corp.*	236	280,484
Principal Financial Group, Inc.	7,016	411,067
Prudential Financial, Inc.	7,666	776,719
RenaissanceRe Holdings Ltd. (Bermuda)	3,085	412,094
Torchmark Corp.	13,611	1,179,938
Unum Group	26,993	1,054,617
Voya Financial, Inc.	37,032	1,839,379
Total Insurance		9,261,326
Internet – 4.8%
Booking Holdings, Inc.*	344	682,496
CDW Corp/DE	16,250	1,444,950
eBay, Inc.*	66,715	2,202,929
Total Internet		4,330,375
Investment Companies – 0.3%
Ares Capital Corp.	15,661	269,213
Iron / Steel – 0.9%
Reliance Steel & Aluminum Co.	2,988	254,847
Steel Dynamics, Inc.	12,132	548,245
Total Iron / Steel		803,092
Leisure Time – 2.2%
Brunswick Corp.	12,303	824,547
Carnival Corp.	5,688	362,724
Royal Caribbean Cruises Ltd.	5,868	762,488
Total Leisure Time		1,949,759

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Lodging – 0.6%
Las Vegas Sands Corp.	9,450	$560,669
Machinery - Diversified – 2.4%
Cummins, Inc.	5,383	786,295
Dover Corp.	6,037	534,456
Rockwell Automation, Inc.	4,499	843,652
Total Machinery - Diversified		2,164,403
Mining – 0.2%
Newmont Mining Corp.	4,427	133,695
Oil & Gas – 0.4%
Exxon Mobil Corp.	4,552	387,011
Oil & Gas Services – 1.6%
Baker Hughes a GE Co.(a)	41,710	1,411,049
Packaging & Containers – 0.3%
Ball Corp.(a)	6,392	281,184
Pharmaceuticals – 4.2%
AbbVie, Inc.	5,139	486,047
McKesson Corp.	12,060	1,599,759
Pfizer, Inc.	19,527	860,555
Zoetis, Inc.	9,202	842,535
Total Pharmaceuticals		3,788,896
Pipelines – 1.3%
Kinder Morgan, Inc.	63,413	1,124,312
REITS – 3.6%
Brixmor Property Group, Inc.	17,851	312,571
Colony Capital, Inc.	68,721	418,511
Essex Property Trust, Inc.	1,674	412,992
SL Green Realty Corp.	17,511	1,707,848
VEREIT, Inc.	50,189	364,372
Total REITS		3,216,294
Retail – 8.0%
AutoZone, Inc.*	2,178	1,689,475
Burlington Stores, Inc.*	5,760	938,419
Dollar General Corp.	8,154	891,232
Kohl's Corp.	7,910	589,690
L Brands, Inc.(a)	26,475	802,192
Ross Stores, Inc.	11,367	1,126,470
Target Corp.	12,198	1,075,986
Total Retail		7,113,464
Semiconductors – 2.2%
KLA-Tencor Corp.	5,297	538,758
Teradyne, Inc.	39,400	1,457,012
Total Semiconductors		1,995,770
Shipbuilding – 1.2%
Huntington Ingalls Industries, Inc.	4,163	1,066,061
Software – 2.9%
Adobe Systems, Inc.*	1,671	451,087
Electronic Arts, Inc.*	3,558	428,703
Fiserv, Inc.*	20,990	1,729,156
Total Software		2,608,946
Telecommunications – 3.5%
Juniper Networks, Inc.	88,278	2,645,692
LogMeIn, Inc.	5,729	510,454
Total Telecommunications		3,156,146

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Transportation – 3.1%
Genesee & Wyoming, Inc., Class A*(a)	7,117	$647,576
Kansas City Southern	10,254	1,161,573
Norfolk Southern Corp.	5,511	994,735
Total Transportation		2,803,884
Total Common Stocks
(Cost $86,119,430)		87,630,176
MONEY MARKET FUND – 2.0%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 1.93%(b) (Cost $1,753,908)	1,753,908	1,753,908
REPURCHASE AGREEMENT – 0.0%**(c)
NatWest Markets PLC, dated 09/28/18, due 10/01/18, 0.00%, total to be received $33, (collateralized by various U.S. Government Agency Obligations, 2.75%-6.63%, 02/15/27-08/15/47, totaling $33) (Cost $33)	$33	33
Total Investments – 100.0%
(Cost $87,873,371)		89,384,117
Other Assets in Excess of Liabilities – 0.0%**		6,728
Net Assets – 100.0%		$89,390,845

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,580,529; the aggregate market value of the collateral held by the fund is $3,654,437. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,654,404.
(b)	Rate shown reflects the 7-day yield as of September 30, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.6%
Aerospace/Defense	0.6
Airlines	1.8
Auto Parts & Equipment	2.9
Banks	3.9
Biotechnology	1.8
Building Materials	2.8
Chemicals	2.6
Commercial Services	3.0
Computers	2.7
Cosmetics/Personal Care	0.8
Distribution/Wholesale	0.3
Diversified Financial Services	7.2
Electric	0.4
Electrical Components & Equipment	0.9

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

September 30, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
	% of Net Assets
Electronics	4.1%
Healthcare - Products	0.6
Healthcare - Services	2.7
Home Builders	1.0
Household Products/Wares	0.9
Housewares	2.3
Insurance	10.4
Internet	4.8
Investment Companies	0.3
Iron / Steel	0.9
Leisure Time	2.2
Lodging	0.6
Machinery - Diversified	2.4
Mining	0.2
Oil & Gas	0.4
Oil & Gas Services	1.6
Packaging & Containers	0.3
Pharmaceuticals	4.2
Pipelines	1.3
REITS	3.6
Retail	8.0
Semiconductors	2.2
Shipbuilding	1.2
Software	2.9
Telecommunications	3.5
Transportation	3.1
Money Market Fund	2.0
Repurchase Agreement	0.0	**
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	**
Net Assets	100.0%

** Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRUST

Notes to the Schedules of Investments

September 30, 2018 (unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC’) Topic 946 “Financial Services—Investment Companies”. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 17 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”).

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles (“U.S. GAAP”), and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF	Dorsey Wright Micro Cap ETF	Dorsey Wright Short ETF	Focused Equity ETF	KIM Korea Equity ETF
Level 1
Common Stocks	$5,510,023	$191,738,491	$3,047,991	$—	$15,087,440	$8,519,327
Money Market Funds	26,836	1,735,694	18,561	2,539,477	194,405	—
Level 2
Repurchase Agreements for Securities Loaned	213,832	14,572,278	—	—	35,815	—
Liabilities
Level 1
Common Stocks	—	—	—	(6,204,855)	—	—
Total	$5,750,691	$208,046,463	$3,066,552	$(3,665,378)	$15,317,660	$8,519,327

Assets	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	New Tech and Media ETF	Newfleet Multi-Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF
Level 1
Exchange Traded Funds	$—	$18,073,210	$—	$—	$—	$34,100
Common Stocks	31,188,518	—	12,694,174	33,902,467	—	—
Money Market Funds	743,676	388,621	91,867	956,754	2,388,257	3,865,526
Level 2
Mortgage Backed Securities	—	—	—	—	38,673,943	—
Asset Backed Securities	—	—	—	—	37,118,526	—
Corporate Bonds	—	—	—	—	31,942,761	3,625,601
Term Loans	—	—	—	—	15,103,807	21,297,997
Foreign Bonds	—	—	—	—	6,728,398	698,207
U.S. Treasury Bill	—	—	—	—	3,904,658	—
Repurchase Agreements for Securities Loaned	392,138	1,016,331	2,444,607	216	1,301,192	267,635
Swaps†	—	—	—	—	—	11,846
Total	$32,324,332	$19,478,162	$15,230,648	$34,859,437	$137,161,542	$29,800,912

Assets	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Vice ETF	Wilshire Buyback ETF
Level 1
Exchange Traded Funds	$54,639,750	$—	$16,265,221	$—	$—
Common Stocks	—	—	—	14,812,915	87,630,176
Money Market Funds	7,653,357	2,416,241	1,408,116	27,682	1,753,908
Level 2
Mortgage Backed Securities	—	3,307,776	—	—	—
Asset Backed Securities	—	18,294,789	—	—	—
Corporate Bonds	—	33,395,820	—	—	—
Foreign Bonds	—	4,364,747	—	—	—
U.S. Treasury Note	—	3,233,194	—	—	—
U.S. Treasury Bill	—	99,823	—	—	—
Repurchase Agreements for Securities Loaned	—	124,634	—	1,149,905	33
Liabilities
Level 1
Common Stocks	(111,777,032)	—	—	—	—
Written Options	—	—	(9,612)	—	—
Total	$(49,483,925)	$65,237,024	$17,663,725	$15,990,502	$89,384,117

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

For more detailed categories, see the accompanying Schedules of Investments.

There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

ADVISORSHARES TRUST

Notes to the Schedules of Investments (continued)

September 30, 2018 (unaudited)

3. New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date 10/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date 10/26/2018

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date 10/26/2018

* Print the name and title of each signing officer under his or her signature.